FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $16.0639           $17.2666               7.49%
   V.I. Growth Fund......................       16.6782            17.3745               4.18
   V.I. Growth and Income Fund...........       14.9550            15.0162               0.41
   V.I. International Equity Fund........       16.8153            14.8860             (11.47)
 The Alger American Fund
   Growth Portfolio......................       16.6799            17.1426               2.77
   Income and Growth Portfolio...........       16.6354            17.4182               4.71
   Small Capitalization Portfolio........       14.6937            14.5897              (0.71)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....       14.6906            15.0417               2.39
   VIT-SM- CORE Small Cap Equity Fund....       10.3704            10.6776               2.96
   VIT-SM- CORE US Equity Fund...........       13.8599            13.6165              (1.76)
   Growth and Income Fund................        9.6158             9.6196               0.04
   International Equity Fund.............       13.6576            13.3476              (2.27)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....       12.6575            12.3933              (2.09)
   International Opportunities
    Portfolio............................       12.4536            11.8819              (4.59)
   Small Company Portfolio...............       11.8980            11.6034              (2.48)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       11.6064            11.2922              (2.71)
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       14.8787            15.7045               5.55
   Emerging Growth Series................       21.1132            20.6223              (2.33)
   High Yield Series.....................       10.1846            10.1265              (0.57)
   Money Market Series...................       10.6449            10.8654               2.07
   Utilities Series......................       13.4418            13.8803               3.26
   Government Securities Series..........       10.2352            10.5952               3.52
 OCC Accumulation Trust
   Equity Portfolio......................       10.6854             9.9959              (6.45)
   Mid Cap Portfolio.....................       11.6402            13.3298              14.52
   Small Cap Portfolio...................        7.9927             8.9920              12.50
 Salomon Brothers Variable
 Series Funds, Inc.
   Variable Capital Fund.................       13.0553            15.1001              15.66
   Variable Investors Fund...............       11.2585            12.2047               8.40
   Variable Strategic Bond Fund..........       10.3875            10.5720               1.78
   Variable Total Return Fund............       10.0870            10.3307               2.42
 Warburg Pincus Trust
   Emerging Markets Portfolio............       13.1613            11.9826              (8.96)
   International Equity Portfolio........       13.7221            12.4358              (9.37)
   Post-Venture Capital Portfolio........       14.8836            15.5174               4.26
   Small Company Growth Portfolio........       14.7515            15.0016               1.70

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY II CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $16.1116           $17.3162               7.48%
   V.I. Growth Fund......................       15.1070            15.7361               4.16
   V.I. Growth and Income Fund...........       14.6474            14.7059               0.40
   V.I. International Equity Fund........       16.1369            14.2840             (11.48)
 The Alger American Fund
   Growth Portfolio......................       14.7688            15.1769               2.76
   Income and Growth Portfolio...........       15.4887            16.2160               4.70
   Small Capitalization Portfolio........       16.0647            15.9495              (0.72)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....       14.6991            15.0489               2.38
   VIT-SM- CORE Small Cap Equity Fund....       12.5954            12.9671               2.95
   VIT-SM- CORE US Equity Fund...........       13.2821            13.0475              (1.77)
   Growth and Income Fund................       10.7721            10.7753               0.03
   International Equity Fund.............       13.7806            13.4665              (2.28)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....       12.5201            12.2575              (2.10)
   International Opportunities
    Portfolio............................       14.1565            13.5053              (4.60)
   Small Company Portfolio...............       15.4528            15.0687              (2.49)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       12.1973            11.8659              (2.72)
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       14.5469            15.3528               5.54
   Emerging Growth Series................       19.5404            19.0842              (2.33)
   High Yield Series.....................       10.5249            10.4638              (0.58)
   Utilities Series......................       13.6365            14.0800               3.25
   Government Securities Series..........        9.6303             9.9681               3.51
   Total Return Series...................        9.7515             9.9577               2.11
   Massachsetts Investors Trust Series...       10.3311            10.3322               0.01
   New Discovery Series..................       15.7992            17.2847               9.40
   Massachusetts Investors Growth Stock
    Series...............................       12.7880            13.1702               2.99
 OCC Accumulation Trust
   Equity Portfolio......................       10.6953            10.0042              (6.46)
   Mid Cap Portfolio.....................       12.7334            14.5803              14.50
   Small Cap Portfolio...................       10.0200            11.2715              12.49
   Managed Portfolio.....................       10.9043            10.5047              (3.66)
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........       10.3353            10.5432               2.01
   Sun Capital Investment Grade Bond
    Fund.................................        9.7835            10.0470               2.69
   Sun Capital Real Estate Fund..........        9.5549            11.0639              15.79
   Sun Capital Select Equity Fund........       12.4016            12.7266               2.62
   Sun Capital Blue Chip Mid Cap Fund....       12.4368            14.7586              18.67
   Sun Capital Investors Foundation
    Fund.................................       10.9954            11.0516               0.51
 Warburg Pincus Trust
   Emerging Markets Portfolio............       18.7689            17.0862              (8.97)
   International Equity Portfolio........       15.6899            14.2177              (9.38)
   Post-Venture Capital Portfolio........       18.1439            18.9147               4.25
   Small Company Growth Portfolio........       18.4977            18.8095               1.69

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY FOCUS CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $14.5809           $15.6919               7.62%
   V.I. Growth Fund......................       12.6718            13.2171               4.30
   V.I. Growth and Income Fund...........       12.3530            12.4187               0.53
   V.I. International Equity Fund........       15.4607            13.7037             (11.36)
 The Alger American Fund
   Growth Portfolio......................       11.9744            12.3217               2.90
   Income and Growth Portfolio...........       13.3063            13.9496               4.83
   Small Capitalization Portfolio........       14.3935            14.3093              (0.58)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....       12.6110            12.9282               2.52
   VIT-SM- CORE Small Cap Equity Fund....       12.6115            13.0010               3.09
   VIT-SM- CORE US Equity Fund...........       11.4782            11.2872              (1.66)
   Growth and Income Fund................       10.2122            10.2288               0.16
   International Equity Fund.............       12.8408            12.5647              (2.15)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....       11.3541            11.1308              (1.97)
   International Opportunities
    Portfolio............................       12.9528            12.3734              (4.47)
   Small Company Portfolio...............       15.2351            14.8762              (2.36)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       11.1378            10.8496              (2.59)
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       13.0937            13.8375               5.68
   Emerging Growth Series................       16.8156            16.4448              (2.21)
   High Yield Series.....................       10.1744            10.1288              (0.45)
   Utilities Series......................       12.9391            13.3777               3.39
   Government Securities Series..........        9.8048            10.1622               3.65
   Total Return Series...................        9.7678             9.9876               2.25
   Massachsetts Investors Trust Series...       10.3484            10.3631               0.14
   New Discovery Series..................       15.8255            17.3364               9.55
   Massachusetts Investors Growth Stock
    Series...............................       12.8093            13.2096               3.13
 OCC Accumulation Trust
   Equity Portfolio......................       10.1788             9.5337              (6.34)
   Mid Cap Portfolio.....................       12.5548            14.3950              14.66
   Small Cap Portfolio...................       10.7094            12.0631              12.64
   Managed Portfolio.....................       10.3195             9.9545              (3.54)
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........       10.2760            10.4967               2.15
   Sun Capital Investment Grade Bond
    Fund.................................        9.8082            10.0858               2.83
   Sun Capital Real Estate Fund..........       10.1759            11.7986              15.95
   Sun Capital Select Equity Fund........       12.4115            12.7536               2.76
   Sun Capital Blue Chip Mid Cap Fund....       12.4467            14.7900              18.83
   Sun Capital Investors Foundation
    Fund.................................       11.0042            11.0751               0.64
 Warburg Pincus Trust
   Emerging Markets Portfolio............       18.4283            16.7985              (8.84)
   International Equity Portfolio........       15.0418            13.6486              (9.26)
   Post-Venture Capital Portfolio........       16.0808            16.7863               4.39
   Small Company Growth Portfolio........       17.6963            18.0186               1.82

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY ACCOLADE CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund --
    Level 1..............................      $13.7461           $14.7702               7.45%
   V.I. Capital Appreciation Fund --
    Level 2..............................       12.4149*           14.7654              18.93
   V.I. Capital Appreciation Fund --
    Level 3..............................       12.4149*           14.7623              18.91
   V.I. Capital Appreciation Fund --
    Level 4..............................       12.4149*           14.7576              18.87
   V.I. Growth Fund -- Level 1...........       12.6219            13.1442               4.14
   V.I. Growth Fund -- Level 2...........       11.7270*           13.1400              12.05
   V.I. Growth Fund -- Level 3...........       11.7270*           13.1372              12.03
   V.I. Growth Fund -- Level 4...........       11.7270*           13.1330              11.99
   V.I. Growth and Income Fund -- Level
    1....................................       12.7245            12.7722               0.37
   V.I. Growth and Income Fund -- Level
    2....................................       11.6161*           12.7681               9.92
   V.I. Growth and Income Fund -- Level
    3....................................       11.6161*           12.7654               9.89
   V.I. Growth and Income Fund -- Level
    4....................................       11.6161*           12.7613               9.86
   V.I. International Equity Fund --
    Level 1..............................       13.8416            12.2492             (11.50)
   V.I. International Equity Fund --
    Level 2..............................       12.0281*           12.2452               1.80
   V.I. International Equity Fund --
    Level 3..............................       12.0281*           12.2426               1.78
   V.I. International Equity Fund --
    Level 4..............................       12.0281*           12.2386               1.75
 The Alger American Fund
   Growth Portfolio -- Level 1...........       12.4941            12.8362               2.74
   Growth Portfolio -- Level 2...........       11.6609*           12.8321              10.04
   Growth Portfolio -- Level 3...........       11.6609*           12.8293              10.02
   Growth Portfolio -- Level 4...........       11.6609*           12.8252               9.98
   Income and Growth Portfolio -- Level
    1....................................       13.9651            14.6171               4.67
   Income and Growth Portfolio -- Level
    2....................................       12.7910*           14.6124              14.24
   Income and Growth Portfolio -- Level
    3....................................       12.7910*           14.6093              14.22
   Income and Growth Portfolio -- Level
    4....................................       12.7910*           14.6046              14.18
   Small Capitalization Portfolio --
    Level 1..............................       13.3871            13.2878              (0.74)
   Small Capitalization Portfolio --
    Level 2..............................       10.9570*           13.2835              21.23
   Small Capitalization Portfolio --
    Level 3..............................       10.9570*           13.2807              21.21
   Small Capitalization Portfolio --
    Level 4..............................       10.9570*           13.2764              21.17
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund --
    Level 1..............................       12.6147            12.9116               2.35
   VIT-SM- CORE Large Cap Growth Fund --
    Level 2..............................       11.4407*           12.9075              12.82
   VIT-SM- CORE Large Cap Growth Fund --
    Level 3..............................       11.4407*           12.9048              12.80
   VIT-SM- CORE Large Cap Growth Fund --
    Level 4..............................       11.4407*           12.9006              12.76
   VIT-SM- CORE Small Cap Equity Fund --
    Level 1..............................       12.0375            12.3896               2.93
   VIT-SM- CORE Small Cap Equity Fund --
    Level 2..............................       10.7429*           12.3857              15.29
   VIT-SM- CORE US Equity Fund -- Level
    1....................................       11.7733            11.5625              (1.79)
   VIT-SM- CORE US Equity Fund -- Level
    2....................................       10.8098*           11.5588               6.93
   VIT-SM- CORE US Equity Fund -- Level
    3....................................       10.8098*           11.5563               6.91
   Growth and Income Fund -- Level 1.....       11.2057            11.2062               0.00
   Growth and Income Fund -- Level 2.....       10.5029*           11.2026               6.66
   Growth and Income Fund -- Level 3.....       10.5029*           11.2002               6.64

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY ACCOLADE CONTRACTS --
 CONTINUED:
 Goldman Sachs Variable Insurance Trust
 -- continued
   International Equity Fund -- Level
    1....................................      $12.0983           $11.8195              (2.30)%
   International Equity Fund -- Level
    2....................................       11.7644*           11.8157               0.44
   International Equity Fund -- Level
    3....................................       11.7644*           11.8132               0.41
   International Equity Fund -- Level
    4....................................       11.7644*           11.8094               0.38
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio --
    Level 1..............................       11.5320            11.2873              (2.12)
   U.S. Disciplined Equity Portfolio --
    Level 2..............................       10.6562*           11.2837               5.89
   U.S. Disciplined Equity Portfolio --
    Level 3..............................       10.6562*           11.2813               5.87
   U.S. Disciplined Equity Portfolio --
    Level 4..............................       10.6562*           11.2777               5.83
   International Opportunities
    Portfolio -- Level 1.................       11.7681            11.2239              (4.62)
   International Opportunities
    Portfolio -- Level 2.................       10.9561*           11.2203               2.41
   International Opportunities
    Portfolio -- Level 3.................       10.9561*           11.2179               2.39
   International Opportunities
    Portfolio -- Level 4.................       10.9561*           11.2143               2.36
   Small Company Portfolio -- Level 1....       13.7122            13.3679              (2.51)
   Small Company Portfolio -- Level 2....       11.1243*           13.3637              20.13
   Small Company Portfolio -- Level 3....       11.1243*           13.3608              20.11
   Small Company Portfolio -- Level 4....       11.1243*           13.3565              20.07
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio -- Level
    1....................................       11.4167            11.1037              (2.74)
   Growth and Income Portfolio -- Level
    2....................................       10.7634*           11.1001               3.13
   Growth and Income Portfolio -- Level
    3....................................       10.7634*           11.0977               3.11
   Growth and Income Portfolio -- Level
    4....................................       10.7634*           11.0942               3.07
 MFS/Sun Life Series Trust
   Capital Appreciation Series -- Level
    1....................................       13.4436            14.1848               5.51
   Capital Appreciation Series -- Level
    2....................................       12.0357*           14.1802              17.82
   Capital Appreciation Series -- Level
    3....................................       12.0357*           14.1772              17.79
   Capital Appreciation Series -- Level
    4....................................       12.0357*           14.1727              17.76
   Emerging Growth Series -- Level 1.....       15.8653            15.4910              (2.36)
   Emerging Growth Series -- Level 2.....       13.8047*            154860              12.18
   Emerging Growth Series -- Level 3.....       13.8047*            15.827              12.16
   Emerging Growth Series -- Level 4.....       13.8047*            15.478              12.12
   High Yield Series -- Level 1..........       10.2886            10.2263              (0.61)
   High Yield Series -- Level 2..........       10.2294*           10.2231              (0.06)
   High Yield Series -- Level 3..........       10.2294*           10.2209              (0.08)
   High Yield Series -- Level 4..........       10.2294*           10.2176              (0.12)
   Utilities Series -- Level 1...........       12.0305            12.4186               3.23
   Utilities Series -- Level 2...........       11.9650*           12.4146               3.76
   Utilities Series -- Level 3...........       11.9650*           12.4120               3.74
   Utilities Series -- Level 4...........       11.9650*           12.4080               3.70
   Government Securities Series -- Level
    1....................................        9.9962            10.3441               3.48
   Government Securities Series -- Level
    2....................................       10.2957*           10.3408               0.44
   Government Securities Series -- Level
    3....................................       10.2957*           10.3386               0.42
   Total Return Series -- Level 1........       10.4572            10.6757               2.09
   Total Return Series -- Level 2........       10.3967*           10.6722               2.65
   Total Return Series -- Level 3........       10.3967*           10.6700               2.63
   Total Return Series -- Level 4........       10.3967*           10.6665               2.60
   Massachusetts Investors Trust
    Series -- Level 1....................       11.4114            11.4097              (0.01)
   Massachusetts Investors Trust
    Series -- Level 2....................       10.6625*           11.4060               6.97
   Massachusetts Investors Trust
    Series -- Level 3....................       10.6625*           11.4036               6.95
   Massachusetts Investors Trust
    Series -- Level 4....................       10.6625*           11.3999               6.92

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                       Unit Value
                                           -----------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000    in Unit Value
                                           -----------------  ----------------  --------------
 FUTURITY ACCOLADE CONTRACTS --
 continued:
 MFS/Sun Life Series Trust -- continued
   New Discovery Series -- Level 1.......      $15.8588           $17.3454               9.37%
   New Discovery Series -- Level 2.......       14.3519*           17.3399              20.82
   New Discovery Series -- Level 3.......       14.3519*           17.3362              20.79
   New Discovery Series -- Level 4.......       14.3519*           17.3306              20.75
   Massachusetts Investors Growth Stock
    Series -- Level 1....................       13.1026            13.4907               2.96
   Massachusetts Investors Growth Stock
    Series -- Level 2....................       12.2309*           13.4864              10.26
   Massachusetts Investors Growth Stock
    Series -- Level 3....................       12.2309*           13.4835              10.24
   Massachusetts Investors Growth Stock
    Series -- Level 4....................       12.2309*           13.4792              10.21
 OCC Accumulation Trust
   U.S. Disciplined Equity Portfolio --
    Level 1..............................       10.7137            10.0188              (6.49)
   U.S. Disciplined Equity Portfolio --
    Level 2..............................       10.0367*           10.0156              (0.21)
   U.S. Disciplined Equity Portfolio --
    Level 3..............................       10.0367*           10.0135              (0.23)
   U.S. Disciplined Equity Portfolio --
    Level 4..............................       10.0367*           10.0103              (0.26)
   Mid Cap Portfolio -- Level 1..........       12.5624            14.3809              14.48
   Mid Cap Portfolio -- Level 2..........       12.8880*           14.3763              11.55
   Mid Cap Portfolio -- Level 3..........       12.8880*           14.3732              11.52
   Mid Cap Portfolio -- Level 4..........       12.8880*           14.3686              11.49
   Small Cap Portfolio -- Level 1........       10.5551            11.8705              12.46
   Small Cap Portfolio -- Level 2........       10.6431*           11.8667              11.50
   Small Cap Portfolio -- Level 3........       10.6431*           11.8642              11.47
   Small Cap Portfolio -- Level 4........       10.6431*           11.8604              11.44
   Managed Portfolio -- Level 1..........       10.5852            10.1947              (3.69)
   Managed Portfolio -- Level 2..........       10.1752*           10.1914               0.16
   Managed Portfolio -- Level 3..........       10.1752*           10.1892               0.14
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund -- Level
    1....................................       10.0779            10.2781               1.99
   Sun Capital Money Market Fund -- Level
    2....................................       10.1898*           10.2748               0.83
   Sun Capital Money Market Fund -- Level
    3....................................       10.1898*           10.2726               0.81
   Sun Capital Money Market Fund -- Level
    4....................................       10.1898*           10.2629               0.72
   Sun Capital Investment Grade Bond
    Fund -- Level 1......................       10.0222            10.2895               2.67
   Sun Capital Investment Grade Bond
    Fund -- Level 2......................       10.2204*           10.2862               0.64
   Sun Capital Investment Grade Bond
    Fund -- Level 3......................       10.2204*           10.2840               0.62
   Sun Capital Real Estate Fund -- Level
    1....................................       10.3018            11.9257              15.76
   Sun Capital Real Estate Fund -- Level
    2....................................       11.1668*           11.9219               6.76
   Sun Capital Real Estate Fund -- Level
    3....................................       11.1668*           11.9194               6.74
   Sun Capital Real Estate Fund -- Level
    4....................................       11.1668*           11.9155               6.71
   Sun Capital Select Equity Fund --
    Level 1..............................       13.5393            13.8906               2.59
   Sun Capital Select Equity Fund --
    Level 2..............................       12.5750*           13.8861              10.43
   Sun Capital Select Equity Fund --
    Level 3..............................       12.5750*           13.8832              10.40
   Sun Capital Select Equity Fund --
    Level 4..............................       12.5750*           13.8787              10.37
   Sun Capital Blue Chip Mid Cap Fund --
    Level 1..............................       13.2132            15.6761              18.64
   Sun Capital Blue Chip Mid Cap Fund --
    Level 2..............................       13.3139*           15.6710              17.70
   Sun Capital Blue Chip Mid Cap Fund --
    Level 3..............................       13.3139*           15.6677              17.68
   Sun Capital Blue Chip Mid Cap Fund --
    Level 4..............................       13.3139*           15.6627              17.64
   Sun Capital Investors Foundation
    Fund -- Level 1......................       11.9051            11.9629               0.49
   Sun Capital Investors Foundation
    Fund -- Level 2......................       11.0518*           11.9591               8.21
   Sun Capital Investors Foundation
    Fund -- Level 3......................       11.0518*           11.9565               8.19

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000

 ASSETS:                                       Shares        Cost         Value
 Investments in:                             ----------  ------------  ------------
     AIM Variable Insurance Fund, Inc.
       V.I. Capital Appreciation Fund
       (AIM1)..............................     636,084  $ 21,403,397  $ 24,495,599
       V.I. Growth Fund (AIM2).............   1,438,353    44,125,694    48,659,475
       V.I. Growth and Income Fund
       (AIM3)..............................   1,581,913    45,783,752    50,526,316
       V.I. International Equity Fund
       (AIM4)..............................   1,628,036    41,392,711    42,508,019
     The Alger American Fund
       Growth Portfolio (AL1)..............   1,142,742    67,168,489    65,593,402
       Income and Growth Portfolio (AL2)...   2,732,304    40,400,390    38,689,431
       Small Capitalization Portfolio
       (AL3)...............................     472,614    18,921,127    15,246,542
     Goldman Sachs Variable Insurance Trust
       VIT-SM- CORE Large Cap Growth Fund
       (GS1)...............................   1,533,050    21,367,481    24,973,382
       VIT-SM- CORE Small Cap Equity Fund
       (GS2)...............................     320,104     3,180,022     3,517,940
       VIT-SM- CORE US Equity Fund (GS3)...   1,497,225    19,451,390    20,706,621
       Growth and Income Fund (GS4)........     638,747     6,877,583     7,007,055
       International Equity Fund (GS5).....     559,477     7,812,980     7,966,953
     J.P. Morgan Series Trust II
       U.S. Disciplined Equity Portfolio
       (JP1)...............................   1,253,725    21,092,435    20,774,215
       International Opportunities
       Portfolio (JP2).....................     511,666     6,545,479     6,779,572
       Small Company Portfolio (JP3).......     359,738     5,726,509     5,737,828
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio (LA1)...   1,452,217    31,942,679    31,527,640
     MFS/Sun Life Series Trust
       Capital Appreciation
       Series (CAS)........................     475,000    22,200,754    23,678,742
       Emerging Growth Series (EGS)........   1,833,246    63,196,664    65,325,169
       High Yield Series (HYS).............   2,031,691    17,876,157    16,644,177
       Money Market (MMS)..................   6,128,935     6,128,935     6,128,935
       Utilities Series (UTS)..............   1,823,033    33,634,190    33,800,618
       Government Securities
       Series (GSS)........................   1,755,482    21,886,621    21,392,325
       Total Return Series (TRS)...........     429,711     7,829,297     7,451,171
       Massachusetts Investors Trust
       Series (MIT)........................     533,191    19,216,634    18,841,693
       New Discovery Series (NWD)..........     858,026    15,132,688    15,051,660
       Massachusetts Investors Growth Stock
       Series (MIS)........................   1,744,000    27,141,253    27,948,623
     OCC Accumulation Trust
       Equity Portfolio (OP1)..............     621,198    20,538,776    19,213,645
       Mid Cap Portfolio (OP2).............     750,837     8,418,645     9,723,333
       Small Cap Portfolio (OP3)...........      86,517     1,979,895     2,192,339
       Managed Portfolio (OP4).............      87,083     3,616,536     3,325,702
     Salomon Brothers Variable
      Series Funds, Inc.
       Variable Capital Fund (SB1).........      29,703       343,788       466,041
       Variable Investors Fund (SB2).......      44,259       510,668       590,853
       Variable Strategic Bond Fund
       (SB3)...............................     635,670     6,385,862     6,293,130
       Variable Total Return Fund (SB4)....     417,481     4,419,657     4,404,427
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
       (SCA1)..............................  17,895,682    17,895,682    17,895,682
       Sun Capital Investment Grade Bond
       Fund (SCA2).........................   2,054,013    19,249,250    19,199,357
       Sun Capital Real Estate Fund
       (SCA3)..............................     276,156     2,608,519     2,880,322
       Sun Capital Select Equity Fund
       (SCA4)..............................     355,261     4,424,581     4,639,897
       Sun Capital Blue Chip Mid Cap Fund
       (SCA5)..............................     839,278    11,095,166    12,336,723
       Sun Capital Investors Foundation
       Fund (SCA6).........................     145,064     1,556,945     1,643,683
     Warburg Pincus Trust
       Emerging Markets Portolio (WP1).....     329,525     4,646,692     4,283,829
       International Equity Portfolio
       (WP2)...............................     128,858     1,849,097     1,963,788
       Post-Venture Capital Portfolio
       (WP3)...............................      91,432     1,701,634     1,848,771
       Small Company Growth Portfolio
       (WP4)...............................     202,542     5,347,948     5,434,205
                                                         ------------  ------------
                                                         $754,024,652  $769,308,830
                                                         ============
 LIABILITY:
   Payable to sponsor................................................       (47,420)
                                                                       ------------
         Net Assets..................................................  $769,261,410
                                                                       ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts   Reserve for
                                                 -------------------------------------   Variable
                                                   Units     Unit Value      Value       Annuities      Total
                                                 ----------  ----------  -------------  -----------  ------------
  NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Fund, Inc
      V.I. Capital Appreciation Fund...........   261,387     $17.2666   $  4,513,180    $ 21,470    $  4,534,650
      V.I. Growth Fund.........................   510,505      17.3745      8,869,645      15,977       8,885,622
      V.I. Growth and Income Fund..............   718,905      15.0162     10,795,093      --          10,795,093
      V.I. International Equity Fund...........   549,895      14.8860      8,185,427      15,999       8,201,426
    The Alger American Fund
      Growth Portfolio.........................   688,533      17.1426     11,803,296      19,675      11,822,971
      Income and Growth Portfolio..............   489,424      17.4182      8,524,690      --           8,524,690
      Small Capitalization Portfolio...........   205,329      14.5897      2,995,683      --           2,995,683
    Goldman Sachs Variable Insurance Trust
      VIT-SM- CORE Large-Cap Growth Fund.......   449,845      15.0417      6,766,313      30,264       6,796,577
      VIT-SM- CORE Small Cap Equity Fund.......    82,377      10.6776        879,586      22,109         901,695
      VIT-SM- CORE US Equity Fund..............   541,067      13.6165      7,367,404       1,679       7,369,083
      Growth and Income Fund...................   310,896       9.6196      2,990,666      --           2,990,666
      International Equity Fund................    74,628      13.3476        996,125      14,301       1,010,426
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........   582,983      12.3933      7,223,532      15,468       7,239,000
      International Opportunities Portfolio....    98,891      11.8819      1,174,993      13,953       1,188,946
      Small Company Portfolio..................    45,279      11.6034        524,966      --             524,966
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............   663,733      11.2922      7,494,902      --           7,494,902
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............   497,464      15.7045      7,812,512      18,757       7,831,269
      Emerging Growth Series...................   755,793      20.6223     15,586,204      23,247      15,609,451
      High Yield Series........................   427,749      10.1265      4,331,572      29,218       4,360,790
      Money Market.............................   564,157      10.8654      6,128,935      --           6,128,935
      Utilities Series.........................   769,926      13.8803     10,687,276      38,890      10,726,166
      Government Securities Series.............   582,582      10.5952      6,173,043      38,609       6,211,652
    OCC Accumulation Trust
      Equity Portfolio.........................   660,604       9.9959      6,603,837       1,282       6,605,119
      Mid Cap Portfolio........................   352,012      13.3298      4,692,218      18,191       4,710,409
      Small Cap Portfolio......................    94,469       8.9920        849,543      13,882         863,425
    Salomon Brothers Variable
     Series Funds, Inc.
      Variable Capital Fund....................    30,864      15.1001        466,041      --             466,041
      Variable Investors Fund..................    48,412      12.2047        590,853      --             590,853
      Variable Strategic Bond Fund.............   592,425      10.5720      6,262,884      29,272       6,292,156
      Variable Total Return Fund...............   424,775      10.3307      4,388,201      15,516       4,403,717
    Warburg Pincus Trust
      Emerging Markets Portfolio...............   112,597      11.9826      1,348,861      17,205       1,366,066
      International Equity Portfolio...........    68,864      12.4358        856,106      --             856,106
      Post-Venture Capital Portfolio...........    74,816      15.5174      1,160,962      22,933       1,183,895
      Small Company Growth Portfolio...........   142,460      15.0016      2,137,103      --           2,137,103
                                                                         ------------    --------    ------------
                                                                         $171,181,652    $437,897    $171,619,549
                                                                         ------------    --------    ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts   Reserve for
                                                 -------------------------------------   Variable
                                                   Units     Unit Value      Value       Annuities      Total
                                                 ----------  ----------  -------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........    688,156    $17.3162   $ 11,916,206   $   16,936   $ 11,933,142
      V.I. Growth Fund.........................  1,862,226     15.7361     29,303,809      103,264     29,407,073
      V.I. Growth and Income Fund..............  2,098,030     14.7059     30,853,542       13,537     30,867,079
      V.I. International Equity Fund...........  1,538,671     14.2840     21,977,974      137,281     22,115,255
    The Alger American Fund
      Growth Portfolio.........................  2,779,578     15.1769     42,185,490       49,155     42,234,645
      Income and Growth Portfolio..............  1,376,977     16.2160     22,328,803      136,336     22,465,139
      Small Capitalization Portfolio...........    460,245     15.9495      7,340,667       73,427      7,414,094
    Goldman Sachs Variable Insurance Trust
      VIT-SM- CORE Large Cap Growth Fund.......    939,574     15.0489     14,139,433       84,787     14,224,220
      VIT-SM- CORE Small Cap Equity Fund.......    156,169     12.9671      2,025,068       --          2,025,068
      VIT-SM- CORE US Equity Fund..............    806,363     13.0475     10,520,760       76,321     10,597,081
      Growth and Income Fund...................    262,212     10.7753      2,825,391       --          2,825,391
      International Equity Fund................    276,027     13.4665      3,717,073       11,110      3,728,183
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........    962,538     12.2575     11,798,396        2,720     11,801,116
      International Opportunities Portfolio....    256,417     13.5053      3,463,083       13,428      3,476,511
      Small Company Portfolio..................    160,490     15.0687      2,418,247        7,910      2,426,157
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............  1,587,093     11.8659     18,832,137        2,621     18,834,758
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    770,130     15.3528     11,823,341       45,773     11,869,114
      Emerging Growth Series...................  1,841,919     19.0842     35,145,301       85,886     35,231,187
      High Yield Series........................    873,491     10.4638      9,138,789       69,048      9,207,837
      Utilities Series.........................  1,153,878     14.0800     16,246,533      148,259     16,394,792
      Government Securities Series.............  1,294,695      9.9681     12,902,527       70,858     12,973,385
      Total Return Series......................    450,104      9.9577      4,482,196       76,839      4,559,035
      Massachusetts Investors Trust Series.....  1,307,930     10.3322     13,513,302       17,818     13,531,120
      New Discovery Series.....................    503,639     17.2847      8,705,048        7,409      8,712,457
      Massachusetts Investors Growth Stock
       Series..................................  1,337,904     13.1702     17,619,770       77,951     17,697,721
    OCC Accumulation Trust
      Equity Portfolio.........................  1,092,476     10.0042     10,929,765       14,487     10,944,252
      Mid Cap Portfolio........................    209,657     14.5803      3,056,817       37,004      3,093,821
      Small Cap Portfolio......................     84,550     11.2715        952,992        7,130        960,122
      Managed Portfolio........................    272,794     10.5047      2,865,651       --          2,865,651
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............  1,108,827     10.5432     11,704,731       47,956     11,752,687
      Sun Capital Investment Grade Bond Fund...  1,447,400     10.0470     14,541,043      314,460     14,855,503
      Sun Capital Real Estate Fund.............    206,015     11.0639      2,280,093        4,971      2,285,064
      Sun Capital Select Equity Fund...........    231,043     12.7266      2,940,238        1,418      2,941,656
      Sun Capital Blue Chip Mid Cap Fund.......    546,110     14.7586      8,059,853       20,559      8,080,412
      Sun Capital Investors Foundation Fund....    116,067     11.0516      1,282,690       17,869      1,300,559
    Warburg Pincus Trust
      Emerging Markets Portfolio...............    165,962     17.0862      2,835,678       16,709      2,852,387
      International Equity Portfolio...........     74,820     14.2177      1,063,764        1,696      1,065,460
      Post-Venture Capital Portfolio...........     33,891     18.9147        641,033        8,211        649,244
      Small Company Growth Portfolio...........    170,800     18.8095      3,212,645        5,720      3,218,365
                                                                         ------------   ----------   ------------
                                                                         $431,589,879   $1,826,864   $433,416,743
                                                                         ------------   ----------   ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  -----------
    FUTURITY FOCUS CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........    52,847     $15.6919   $   829,262    $ --        $   829,262
      V.I. Growth Fund.........................    83,472      13.2171     1,103,252      --          1,103,252
      V.I. Growth and Income Fund..............   102,659      12.4187     1,274,869      70,344      1,345,213
      V.I. International Equity Fund...........    66,666      13.7037       913,549      --            913,549
    The Alger American Fund
      Growth Portfolio.........................    94,205      12.3217     1,160,750      70,944      1,231,694
      Income and Growth Portfolio..............    75,103      13.9496     1,047,645      --          1,047,645
      Small Capitalization Portfolio...........    33,875      14.3093       484,724      --            484,724
    Goldman Sachs Variable Insurance Trust
      VIT-SM- CORE Large Cap Growth Fund.......    16,593      12.9282       214,506      --            214,506
      VIT-SM- CORE Small Cap Equity Fund.......    10,299      13.0010       133,895      --            133,895
      VIT-SM- CORE US Equity Fund..............    33,172      11.2872       374,415      --            374,415
      Growth and Income Fund...................    32,368      10.2288       331,079      --            331,079
      International Equity Fund................    44,133      12.5647       554,517      --            554,517
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio            22,914      11.1308       255,047      59,856        314,903
      International Opportunities Portfolio....    36,084      12.3734       446,469      --            446,469
      Small Company Portfolio..................     8,143      14.8762       121,144      --            121,144
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    63,701      10.8496       691,124      --            691,124
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    40,568      13.8375       561,347      --            561,347
      Emerging Growth Series...................    86,006      16.4448     1,415,307      93,890      1,509,197
      High Yield Series........................    50,519      10.1288       511,647      --            511,647
      Utilities Series.........................    58,251      13.3777       780,187      --            780,187
      Government Securities Series.............    50,616      10.1622       514,394      --            514,394
      Total Return Series......................    25,668       9.9876       256,306      --            256,306
      Massachusetts Investors Trust Series.....    94,222      10.3631       976,301      --            976,301
      New Discovery Series.....................    25,555      17.3364       443,003      --            443,003
      Massachusetts Investors Growth Stock
       Series..................................    83,833      13.2096     1,107,719      75,807      1,183,526
    OCC Accumulation Trust
      Equity Portfolio.........................    35,461       9.5337       338,071      --            338,071
      Mid Cap Portfolio........................    15,590      14.3950       224,416      --            224,416
      Small Cap Portfolio......................       838      12.0631        10,114      --             10,114
      Managed Portfolio........................    11,080       9.9545       110,296      --            110,296
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............    84,742      10.4967       889,491      --            889,491
      Sun Capital Investment Grade Bond Fund...    93,728      10.0858       945,163      --            945,163
      Sun Capital Real Estate Fund.............     7,257      11.7986        85,599      --             85,599
      Sun Capital Select Equity Fund...........     6,928      12.7536        88,375      --             88,375
      Sun Capital Blue Chip Mid Cap Fund.......    22,650      14.7900       335,045      --            335,045
      Sun Capital Investors Foundation Fund....     3,691      11.0751        40,876      --             40,876
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     3,733      16.7985        62,699      --             62,699
      International Equity Portfolio...........     3,094      13.6486        42,216      --             42,216
      Post-Venture Capital Portfolio...........       761      16.7863        12,767      --             12,767
      Small Company Growth Portfolio...........     4,362      18.0186        78,598      --             78,598
                                                                         -----------    --------    -----------
                                                                         $19,766,184    $370,841    $20,137,025
                                                                         -----------    --------    -----------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  -----------
    FUTURITY ACCOLADE CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund -- Level
       1.......................................   169,348     $14.7702    $2,501,294    $ --        $2,501,294
      V.I. Capital Appreciation Fund -- Level
       2.......................................   254,188      14.7654     3,753,192      --         3,753,192
      V.I. Capital Appreciation Fund -- Level
       3.......................................    52,341      14.7623       772,670      --           772,670
      V.I. Capital Appreciation Fund -- Level
       4.......................................    11,483      14.7576       169,466      --           169,466
      V.I. Growth Fund -- Level 1..............   251,127      13.1442     3,300,861      --         3,300,861
      V.I. Growth Fund -- Level 2..............   341,714      13.1400     4,490,130      --         4,490,130
      V.I. Growth Fund -- Level 3..............    62,186      13.1372       816,957      --           816,957
      V.I. Growth Fund -- Level 4..............    49,581      13.1330       651,142      --           651,142
      V.I. Growth and Income Fund -- Level 1...   200,404      12.7722     2,559,594      --         2,559,594
      V.I. Growth and Income Fund -- Level 2...   270,358      12.7681     3,451,952      --         3,451,952
      V.I. Growth and Income Fund -- Level 3...    67,204      12.7654       857,883      --           857,883
      V.I. Growth and Income Fund -- Level 4...    51,125      12.7613       652,392      --           652,392
      V.I. International Equity Fund -- Level
       1.......................................   362,077      12.2492     4,435,137      --         4,435,137
      V.I. International Equity Fund -- Level
       2.......................................   412,851      12.2452     5,055,451      --         5,055,451
      V.I. International Equity Fund -- Level
       3.......................................   131,457      12.2426     1,609,381      --         1,609,381
      V.I. International Equity Fund -- Level
       4.......................................    13,331      12.2386       163,240      --           163,240
    The Alger American Fund
      Growth Portfolio -- Level 1..............   307,768      12.8362     3,950,560      --         3,950,560
      Growth Portfolio -- Level 2..............   418,143      12.8321     5,365,634      --         5,365,634
      Growth Portfolio -- Level 3..............    60,104      12.8293       771,090      --           771,090
      Growth Portfolio -- Level 4..............    16,989      12.8252       214,545      --           214,545
      Income and Growth Portfolio -- Level 1...   206,397      14.6171     3,016,918      --         3,016,918
      Income and Growth Portfolio -- Level 2...   156,698      14.6124     2,289,735      --         2,289,735
      Income and Growth Portfolio -- Level 3...    81,228      14.6093     1,186,680      --         1,186,680
      Income and Growth Portfolio -- Level 4...    10,598      14.6046       154,473      --           154,473
      Small Capitalization Portfolio -- Level
       1.......................................    94,492      13.2878     1,255,587      --         1,255,587
      Small Capitalization Portfolio -- Level
       2.......................................   191,982      13.2835     2,550,203      --         2,550,203
      Small Capitalization Portfolio -- Level
       3.......................................    31,292      13.2807       415,577      --           415,577
      Small Capitalization Portfolio -- Level
       4.......................................     9,945      13.2764       127,026      --           127,026
    Goldman Sachs Variable Insurance Trust
      VIT-SM- CORE Large Cap Growth Fund --
       Level 1.................................    90,839      12.9116     1,172,875      --         1,172,875
      VIT-SM- CORE Large Cap Growth Fund --
       Level 2.................................   159,466      12.9075     2,058,301      --         2,058,301
      VIT-SM- CORE Large Cap Growth Fund --
       Level 3.................................    32,827      12.9048       423,621      --           423,621
      VIT-SM- CORE Large Cap Growth Fund --
       Level 4.................................     6,199      12.9006        79,950      --            79,950
      VIT-SM- CORE Small Cap Equity Fund --
       Level 1.................................    14,076      12.3896       174,399      --           174,399
      VIT-SM- CORE Small Cap Equity Fund --
       Level 2.................................    22,635      12.3857       280,344      --           280,344
      VIT-SM- CORE US Equity Fund -- Level 1...    76,948      11.5625       889,710      --           889,710
      VIT-SM- CORE US Equity Fund -- Level 2...   118,232      11.5588     1,366,621      --         1,366,621
      VIT-SM- CORE US Equity Fund -- Level 3...     9,402      11.5563       108,649      --           108,649

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  -----------
    FUTURITY ACCOLADE CONTRACTS: -- continued
    Goldman Sachs Variable Insurance Trust --
     continued
      Growth and Income Fund -- Level 1........    41,352     $11.2062    $  463,398    $ --        $  463,398
      Growth and Income Fund -- Level 2........    26,222      11.2026       293,750      --           293,750
      Growth and Income Fund -- Level 3........     9,176      11.2002       102,771      --           102,771
      International Equity Fund -- Level 1.....    92,539      11.8195     1,093,768      --         1,093,768
      International Equity Fund -- Level 2.....    89,934      11.8157     1,062,632      --         1,062,632
      International Equity Fund -- Level 3.....    31,651      11.8132       373,902      --           373,902
      International Equity Fund -- Level 4.....    12,092      11.8094       142,690      --           142,690
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio --
       Level 1.................................    56,082      11.2873       633,014      --           633,014
      U.S. Disciplined Equity Portfolio --
       Level 2.................................    63,182      11.2837       712,933      --           712,933
      U.S. Disciplined Equity Portfolio --
       Level 3.................................     1,006      11.2813        11,349      --            11,349
      U.S. Disciplined Equity Portfolio --
       Level 4.................................     5,463      11.2777        61,618      --            61,618
      International Opportunities Portfolio --
       Level 1.................................    45,875      11.2239       514,899      --           514,899
      International Opportunities Portfolio --
       Level 2.................................    73,889      11.2203       829,060      --           829,060
      International Opportunities Portfolio --
       Level 3.................................    26,438      11.2179       296,583      --           296,583
      International Opportunities Portfolio --
       Level 4.................................     2,344      11.2143        26,284      --            26,284
      Small Company Portfolio -- Level 1.......   126,210      13.3679     1,687,171      --         1,687,171
      Small Company Portfolio -- Level 2.......    67,306      13.3637       899,452      --           899,452
      Small Company Portfolio -- Level 3.......     5,486      13.3608        73,293      --            73,293
      Small Company Portfolio -- Level 4.......       420      13.3565         5,627      --             5,627
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio -- Level 1...   156,156      11.1037     1,733,789      --         1,733,789
      Growth and Income Portfolio -- Level 2...   215,812      11.1001     2,395,539      --         2,395,539
      Growth and Income Portfolio -- Level 3...    26,674      11.0977       296,023      --           296,023
      Growth and Income Portfolio -- Level 4...     7,345      11.0942        81,502      --            81,502
    MFS/Sun Life Series Trust
      Capital Appreciation Series -- Level 1...   102,556      14.1848     1,454,741      --         1,454,741
      Capital Appreciation Series -- Level 2...    87,705      14.1802     1,243,676      --         1,243,676
      Capital Appreciation Series -- Level 3...     7,471      14.1772       105,920      --           105,920
      Capital Appreciation Series -- Level 4...    43,059      14.1727       610,249      --           610,249
      Emerging Growth Series -- Level 1........   345,249      15.4910     5,348,246      --         5,348,246
      Emerging Growth Series -- Level 2........   400,123      15.4860     6,196,313      --         6,196,313
      Emerging Growth Series -- Level 3........    79,216      15.4827     1,226,479      --         1,226,479
      Emerging Growth Series -- Level 4........    12,992      15.4778       201,099      --           201,099
      High Yield Series -- Level 1.............   146,361      10.2263     1,496,743      --         1,496,743
      High Yield Series -- Level 2.............    75,304      10.2231       769,836      --           769,836
      High Yield Series -- Level 3.............    25,538      10.2209       261,026      --           261,026
      High Yield Series -- Level 4.............     3,503      10.2176        35,336      --            35,336
      Utilities Series -- Level 1..............   173,094      12.4186     2,149,584      --         2,149,584
      Utilities Series -- Level 2..............   199,161      12.4146     2,472,512      --         2,472,512
      Utilities Series -- Level 3..............    59,166      12.4120       734,367      --           734,367
      Utilities Series -- Level 4..............    43,555      12.4080       540,618      --           540,618

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  -----------
    FUTURITY ACCOLADE CONTRACTS: -- continued
    MFS/Sun Life Series Trust -- continued
      Government Securities Series -- Level
       1.......................................    78,306     $10.3441    $  810,015    $ --        $  810,015
      Government Securities Series -- Level
       2.......................................    66,752      10.3408       690,267      --           690,267
      Government Securities Series -- Level
       3.......................................    18,537      10.3386       191,717      --           191,717
      Total Return Series -- Level 1...........   173,825      10.6757     1,855,691      --         1,855,691
      Total Return Series -- Level 2...........    62,276      10.6722       664,626      --           664,626
      Total Return Series -- Level 3...........     8,095      10.6700        86,374      --            86,374
      Total Return Series -- Level 4...........     2,686      10.6665        28,651      --            28,651
      Massachusetts Investors Trust Series --
       Level 1.................................   134,456      11.4097     1,534,104      --         1,534,104
      Massachusetts Investors Trust Series --
       Level 2.................................   208,225      11.4060     2,375,021      --         2,375,021
      Massachusetts Investors Trust Series --
       Level 3.................................    20,246      11.4036       230,879      --           230,879
      Massachusetts Investors Trust Series --
       Level 4.................................    17,022      11.3999       194,023      --           194,023
      New Discovery Series -- Level 1..........   143,808      17.3454     2,494,416      --         2,494,416
      New Discovery Series -- Level 2..........   158,084      17.3399     2,741,150      --         2,741,150
      New Discovery Series -- Level 3..........    32,028      17.3362       555,247      --           555,247
      New Discovery Series -- Level 4..........     6,117      17.3306       105,370      --           105,370
      Massachusetts Investors Growth Stock
       Series -- Level 1.......................   230,485      13.4907     3,109,406      --         3,109,406
      Massachusetts Investors Growth Stock
       Series -- Level 2.......................   382,914      13.4864     5,164,127      --         5,164,127
      Massachusetts Investors Growth Stock
       Series -- Level 3.......................    51,270      13.4835       691,304      --           691,304
      Massachusetts Investors Growth Stock
       Series -- Level 4.......................     8,631      13.4792       115,598      --           115,598
    OCC Accumulation Trust
      Equity Portfolio -- Level 1..............    46,163      10.0188       462,498      --           462,498
      Equity Portfolio -- Level 2..............    45,014      10.0156       450,847      --           450,847
      Equity Portfolio -- Level 3..............    34,007      10.0135       340,528      --           340,528
      Equity Portfolio -- Level 4..............     7,228      10.0103        72,493      --            72,493
      Mid Cap Portfolio -- Level 1.............    53,020      14.3809       762,468      --           762,468
      Mid Cap Portfolio -- Level 2.............    42,526      14.3763       611,359      --           611,359
      Mid Cap Portfolio -- Level 3.............    17,352      14.3732       249,404      --           249,404
      Mid Cap Portfolio -- Level 4.............     4,893      14.3686        70,311      --            70,311
      Small Cap Portfolio -- Level 1...........     3,469      11.8705        41,190      --            41,190
      Small Cap Portfolio -- Level 2...........    18,116      11.8667       214,981      --           214,981
      Small Cap Portfolio -- Level 3...........       123      11.8642         1,458      --             1,458
      Small Cap Portfolio -- Level 4...........     8,440      11.8604       100,097      --           100,097
      Managed Portfolio -- Level 1.............    26,755      10.1947       272,760      --           272,760
      Managed Portfolio -- Level 2.............     5,045      10.1914        51,420      --            51,420
      Managed Portfolio -- Level 3.............     2,510      10.1892        25,575      --            25,575
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund -- Level
       1.......................................   245,834      10.2781     2,526,708      --         2,526,708
      Sun Capital Money Market Fund -- Level
       2.......................................   188,816      10.2748     1,940,050      --         1,940,050
      Sun Capital Money Market Fund -- Level
       3.......................................    69,724      10.2726       716,252      --           716,252
      Sun Capital Money Market Fund -- Level
       4.......................................     6,862      10.2629        70,466      --            70,466
      Sun Capital Investment Grade Bond
       Fund -- Level 1.........................   133,799      10.2895     1,376,727      --         1,376,727
      Sun Capital Investment Grade Bond
       Fund -- Level 2.........................   150,215      10.2862     1,545,142      --         1,545,142
      Sun Capital Investment Grade Bond
       Fund -- Level 3.........................    46,138      10.2840       473,958      --           473,958

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts   Reserve for
                                                 -------------------------------------   Variable
                                                   Units     Unit Value      Value       Annuities      Total
                                                 ----------  ----------  -------------  -----------  ------------
    FUTURITY ACCOLADE CONTRACTS: -- continued
    Sun Capital Advisers Trust -- continued
      Sun Capital Real Estate Fund -- Level
       1.......................................    23,880     $11.9257   $    284,782   $   --       $    284,782
      Sun Capital Real Estate Fund -- Level
       2.......................................    18,224      11.9219        217,260       --            217,260
      Sun Capital Real Estate Fund -- Level
       3.......................................       203      11.9194          2,413       --              2,413
      Sun Capital Real Estate Fund -- Level
       4.......................................       425      11.9155          5,089       --              5,089
      Sun Capital Select Equity Fund -- Level
       1.......................................    36,306      13.8906        504,310       --            504,310
      Sun Capital Select Equity Fund -- Level
       2.......................................    61,447      13.8861        853,259       --            853,259
      Sun Capital Select Equity Fund -- Level
       3.......................................     8,513      13.8832        118,193       --            118,193
      Sun Capital Select Equity Fund -- Level
       4.......................................     9,649      13.8787        133,806       --            133,806
      Sun Capital Blue Chip Mid Cap Fund --
       Level 1.................................    91,243      15.6761      1,430,326       --          1,430,326
      Sun Capital Blue Chip Mid Cap Fund --
       Level 2.................................   132,191      15.6710      2,071,564       --          2,071,564
      Sun Capital Blue Chip Mid Cap Fund --
       Level 3.................................    22,049      15.6677        345,460       --            345,460
      Sun Capital Blue Chip Mid Cap Fund --
       Level 4.................................     4,723      15.6627         73,851       --             73,851
      Sun Capital Investors Foundation Fund --
       Level 1.................................     1,355      11.9629         16,211       --             16,211
      Sun Capital Investors Foundation Fund --
       Level 2.................................    17,465      11.9591        208,868       --            208,868
      Sun Capital Investors Foundation Fund --
       Level 3.................................     6,438      11.9565         76,991       --             76,991
                                                                         ------------   ----------   ------------
                                                                         $144,088,093   $   --       $144,088,093
                                                                         ------------   ----------   ------------
  Net Assets...........................................................  $766,625,808   $2,635,602   $769,261,410
                                                                         ============   ==========   ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000

                                               AIM1          AIM2           AIM3          AIM4          AL1           AL2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   --         $   --         $  --        $   --        $ 7,653,747   $ 7,411,967
   Mortality and expense risk charges....      (97,378)      (225,859)     (246,531)     (189,797)     (322,386)     (180,413)
   Distribution expense charges..........      (11,685)       (27,103)      (29,584)      (22,776)      (38,686)      (21,649)
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Net investment income (loss)......  $  (109,063)   $  (252,962)   $ (276,115)  $  (212,573)  $ 7,292,675   $ 7,209,905
                                           -----------    -----------    ----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $   871,005    $ 1,584,524    $4,870,342   $ 2,651,397   $ 5,348,741   $ 1,827,785
     Cost of investments sold............     (597,374)    (1,122,780)   (3,672,700)   (2,108,378)   (4,533,198)   (1,358,770)
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Net realized gains (losses).......  $   273,631    $   461,744    $1,197,642   $   543,019   $   815,543   $   469,015
                                           -----------    -----------    ----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $ 3,092,202    $ 4,533,781    $4,742,564   $ 1,115,308   $(1,575,087)  $(1,710,959)
     Beginning of period.................    2,116,193      3,612,127     5,299,791     5,154,135     5,013,031     4,539,984
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $   976,009    $   921,654    $ (557,227)  $(4,038,827)  $(6,588,118)  $(6,250,943)
                                           -----------    -----------    ----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................  $ 1,249,640    $ 1,383,398    $  640,415   $(3,495,808)  $(5,772,575)  $(5,781,928)
                                           -----------    -----------    ----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 1,140,577    $ 1,130,436    $  364,300   $(3,708,381)  $ 1,520,100   $ 1,427,977
                                           ===========    ===========    ==========   ===========   ===========   ===========

                                               AL3            GS1           GS2           GS3           GS4           GS5
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,576,056    $   --         $  --        $   --        $   --        $   --
   Mortality and expense risk charges....      (65,890)      (122,088)      (16,257)     (118,000)      (36,961)      (31,499)
   Distribution expense charges..........       (7,907)       (14,651)       (1,951)      (14,160)       (4,435)       (3,780)
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Net investment income (loss)......  $ 4,502,259    $  (136,739)   $  (18,208)  $  (132,160)  $   (41,396)  $   (35,279)
                                           -----------    -----------    ----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 1,644,985    $ 1,045,282    $   97,040   $ 5,907,165   $   705,070   $   909,169
     Cost of investments sold............   (1,253,259)      (783,546)      (80,521)   (5,410,550)     (725,019)     (879,832)
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Net realized gains (losses).......  $   391,726    $   261,736    $   16,519   $   496,615   $   (19,949)  $    29,337
                                           -----------    -----------    ----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $(3,674,585)   $ 3,605,901    $  337,918   $ 1,255,231   $   129,472   $   153,973
     Beginning of period.................    1,429,504      3,084,374       257,249     1,966,987        60,122       277,370
                                           -----------    -----------    ----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(5,104,089)   $   521,527    $   80,669   $  (711,756)  $    69,350   $  (123,397)
                                           -----------    -----------    ----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................  $(4,712,363)   $   783,263    $   97,188   $  (215,141)  $    49,401   $   (94,060)
                                           -----------    -----------    ----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  (210,104)   $   646,524    $   78,980   $  (347,301)  $     8,005   $  (129,339)
                                           ===========    ===========    ==========   ===========   ===========   ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000 -- continued

                                               JP1            JP2           JP3           LA1           CAS           EGS
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   594,296    $    14,209   $   111,342   $   --        $ 2,485,281   $ 5,103,953
   Mortality and expense risk charges....     (112,357)       (29,984)      (26,463)     (163,542)     (115,408)     (304,747)
   Distribution expense charges..........      (13,483)        (3,598)       (3,176)      (19,625)      (13,849)      (36,570)
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Net investment income (loss)......  $   468,456    $   (19,373)  $    81,703   $  (183,167)  $ 2,356,024   $ 4,762,636
                                           -----------    -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 1,377,860    $ 1,170,662   $ 2,174,227   $ 2,811,963   $ 1,345,496   $ 6,524,042
     Cost of investments sold............   (1,313,548)    (1,094,006)   (2,055,106)   (2,868,053)   (1,126,049)   (3,946,136)
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Net realized gains (losses).......  $    64,312    $    76,656   $   119,121   $   (56,090)  $   219,447   $ 2,577,906
                                           -----------    -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $  (318,220)   $   234,093   $    11,319   $  (415,039)  $ 1,477,988   $ 2,128,505
     Beginning of period.................      413,908        440,742       335,738      (168,245)    2,858,363    11,182,046
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $  (732,128)   $  (206,649)  $  (324,419)  $  (246,794)  $(1,380,375)  $(9,053,541)
                                           -----------    -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................  $  (667,816)   $  (129,993)  $  (205,298)  $  (302,884)  $(1,160,928)  $(6,475,635)
                                           -----------    -----------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  (199,360)   $  (149,366)  $  (123,595)  $  (486,051)  $ 1,195,096   $(1,712,999)
                                           ===========    ===========   ===========   ===========   ===========   ===========

                                               HYS            MMS           UTS           GSS           TRS           MIT
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,381,172    $   186,036   $ 2,858,667   $ 1,166,819   $   647,856   $ 1,170,740
   Mortality and expense risk charges....      (89,798)       (42,005)     (164,731)     (110,727)      (31,634)      (82,996)
   Distribution expense charges..........      (10,776)        (5,041)      (19,767)      (13,288)       (3,796)       (9,960)
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Net investment income (loss)......  $ 1,280,598    $   138,990   $ 2,674,169   $ 1,042,804   $   612,426   $ 1,077,784
                                           -----------    -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 5,118,571    $ 7,357,599   $ 1,622,492   $ 2,259,895   $   405,148   $   575,322
     Cost of investments sold............   (5,207,434)    (7,357,599)   (1,350,812)   (2,405,218)     (418,335)     (589,269)
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Net realized gains (losses).......  $   (88,863)   $   --        $   271,680   $  (145,323)  $   (13,187)  $   (13,947)
                                           -----------    -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $(1,231,980)   $   --        $   166,428   $  (494,296)  $  (378,126)  $  (374,941)
     Beginning of period.................       37,632        --          2,724,754      (256,823)       21,849       386,232
                                           -----------    -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(1,269,612)   $   --        $(2,558,326)  $  (237,473)  $  (399,975)  $  (761,173)
                                           -----------    -----------   -----------   -----------   -----------   -----------
   Realized and unrealized gains (losses)  $(1,358,475)   $   --        $(2,286,646)  $  (382,796)  $  (413,162)  $  (775,120)
                                           -----------    -----------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   (77,877)   $   138,990   $   387,523   $   660,008   $   199,264   $   302,664
                                           ===========    ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000 -- continued

                                               NWD            MIS           OP1           OP2           OP3           OP4
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   608,314    $  838,904    $ 1,222,162   $   214,428   $    10,813    $ 260,821
   Mortality and expense risk charges....      (47,985)     (108,924)       (95,837)      (44,465)      (12,101)     (18,747)
   Distribution expense charges..........       (5,758)      (13,071)       (11,500)       (5,336)       (1,452)      (2,250)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Net investment income (loss)......  $   554,571    $  716,909    $ 1,114,825   $   164,627   $    (2,740)   $ 239,824
                                           -----------    ----------    -----------   -----------   -----------    ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,283,479    $  860,270    $ 3,030,766   $ 1,873,450   $ 1,951,402    $ 341,727
     Cost of investments sold............   (2,011,693)     (700,615)    (3,281,600)   (1,588,081)   (1,984,542)    (383,736)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Net realized gains (losses).......  $   271,786    $  159,655    $  (250,834)  $   285,369   $   (33,140)   $ (42,009)
                                           -----------    ----------    -----------   -----------   -----------    ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   (81,028)   $  807,370    $(1,325,131)  $ 1,304,688   $   212,444    $(290,834)
     Beginning of period.................      457,940     1,220,338       (115,746)      589,498       (15,639)      (2,013)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Change in unrealized appreciation
        (depreciation)...................  $  (538,968)   $ (412,968)   $(1,209,385)  $   715,190   $   228,083    $(288,821)
                                           -----------    ----------    -----------   -----------   -----------    ---------
   Realized and unrealized gains
    (losses).............................  $  (267,182)   $ (253,313)   $(1,460,219)  $ 1,000,559   $   194,943    $(330,830)
                                           -----------    ----------    -----------   -----------   -----------    ---------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   287,389    $  463,596    $  (345,394)  $ 1,165,186   $   192,203    $ (91,006)
                                           ===========    ==========    ===========   ===========   ===========    =========

                                               SB1            SB2           SB3           SB4           SCA1          SCA2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $     6,524    $  --         $   --        $   --        $   402,749    $ 439,866
   Mortality and expense risk charges....       (2,602)       (3,795)       (39,562)      (30,485)      (92,826)     (81,706)
   Distribution expense charges..........         (312)         (455)        (4,747)       (3,658)      (11,139)      (9,805)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Net investment income (loss)......  $     3,610    $   (4,250)   $   (44,309)  $   (34,143)  $   298,784    $ 348,355
                                           -----------    ----------    -----------   -----------   -----------    ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $    22,423    $  144,885    $ 1,067,347   $ 2,573,421   $27,923,034    $ 892,069
     Cost of investments sold............      (18,710)     (120,619)    (1,135,286)   (2,584,005)  (27,923,034)    (926,526)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Net realized gains (losses).......  $     3,713    $   24,266    $   (67,939)  $   (10,584)  $   --         $ (34,457)
                                           -----------    ----------    -----------   -----------   -----------    ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   122,253    $   80,185    $   (92,732)  $   (15,230)  $   --         $ (49,893)
     Beginning of period.................       68,433        52,807       (311,911)     (145,524)      --          (167,137)
                                           -----------    ----------    -----------   -----------   -----------    ---------
       Change in unrealized appreciation
        (depreciation)...................  $    53,820    $   27,378    $   219,179   $   130,294   $   --         $ 117,244
                                           -----------    ----------    -----------   -----------   -----------    ---------
     Realized and unrealized gains
      (losses)...........................  $    57,533    $   51,644    $   151,240   $   119,710   $   --         $  82,787
                                           -----------    ----------    -----------   -----------   -----------    ---------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $    61,143    $   47,394    $   106,931   $    85,567   $   298,784    $ 431,142
                                           ===========    ==========    ===========   ===========   ===========    =========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000 -- continued

                                               SCA3          SCA4           SCA5          SCA6          WP1           WP2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  --         $   --         $  --        $   --        $   --         $  --
   Mortality and expense risk charges....     (12,932)        (17,269)      (41,863)       (6,465)      (25,280)     (10,292)
   Distribution expense charges..........      (1,552)         (2,072)       (5,024)         (776)       (3,034)      (1,235)
                                            ---------     -----------    ----------   -----------   -----------    ---------
       Net investment income (loss)......   $ (14,484)    $   (19,341)   $  (46,887)  $    (7,241)  $   (28,314)   $ (11,527)
                                            ---------     -----------    ----------   -----------   -----------    ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 175,809     $   234,390    $  826,041   $    91,674   $ 1,817,193    $ 674,026
     Cost of investments sold............    (173,090)       (176,044)     (577,333)      (82,774)   (1,521,292)    (667,001)
                                            ---------     -----------    ----------   -----------   -----------    ---------
       Net realized gains (losses).......   $   2,719     $    58,346    $  248,708   $     8,900   $   295,901    $   7,025
                                            ---------     -----------    ----------   -----------   -----------    ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $ 271,803     $   215,316    $1,241,557   $    86,738   $  (362,863)   $ 114,691
     Beginning of period.................     (70,481)        217,754       437,614        53,913       334,249      283,627
                                            ---------     -----------    ----------   -----------   -----------    ---------
       Change in unrealized appreciation
        (depreciation)...................   $ 342,284     $    (2,438)   $  803,943   $    32,825   $  (697,112)   $(168,936)
                                            ---------     -----------    ----------   -----------   -----------    ---------
     Realized and unrealized gains
      (losses)...........................   $ 345,003     $    55,908    $1,052,651   $    41,725   $  (401,211)   $(161,911)
                                            ---------     -----------    ----------   -----------   -----------    ---------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ 330,519     $    36,567    $1,005,764   $    34,484   $  (429,525)   $(173,438)
                                            =========     ===========    ==========   ===========   ===========    =========

                                               WP3            WP4
                                           Sub-Account    Sub-Account
                                           ------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  --         $   --
   Mortality and expense risk charges....     (10,118)        (23,389)
   Distribution expense charges                (1,214)         (2,807)
                                            ---------     -----------
       Net investment income (loss)......   $ (11,332)    $   (26,196)
                                            ---------     -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 277,995     $ 2,142,049
     Cost of investments sold............    (207,194)     (1,450,358)
                                            ---------     -----------
       Net realized gains (losses).......   $  70,801     $   691,691
                                            ---------     -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ 147,137     $    86,257
     Beginning of year...................     202,317       1,104,711
                                            ---------     -----------
       Change in unrealized appreciation
        (depreciation)...................   $ (55,180)    $(1,018,454)
                                            ---------     -----------
     Realized and unrealized gains
      (losses)...........................   $  15,621     $  (326,763)
                                            ---------     -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $   4,289     $  (352,959)
                                            =========     ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                  AIM1                           AIM2                           AIM3
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $  (109,063)    $   163,990    $   (252,962)   $   663,433    $  (276,115)   $     64,741
  Net realized gains (losses).......       273,631          82,737         461,744        133,152      1,197,642         468,336
  Net unrealized gains (losses).....       976,009       1,987,730         921,654      3,381,331       (557,227)      4,897,906
                                       -----------     -----------    ------------    -----------    -----------    ------------
      Increase (Decrease) in net
       assets from operations.......   $ 1,140,577     $ 2,234,457    $  1,130,436    $ 4,177,916    $   364,300    $  5,430,983
                                       -----------     -----------    ------------    -----------    -----------    ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $10,519,067     $ 3,190,508    $ 14,850,316    $ 8,313,278    $12,307,515    $  8,663,899
    Net transfers between Sub--
     Accounts and Fixed Account.....     4,130,503       2,389,362       9,656,536      9,156,077      8,288,811      13,693,105
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (399,214)       (291,401)       (904,995)      (396,819)    (1,435,623)       (634,386)
                                       -----------     -----------    ------------    -----------    -----------    ------------
      Net accumulation activity.....   $14,250,356     $ 5,288,469    $ 23,601,857    $17,072,536    $19,160,703    $ 21,722,618
                                       -----------     -----------    ------------    -----------    -----------    ------------
  Annuitization activity:
    Annuitizations..................   $     8,612     $    21,703    $     28,010    $    88,023    $     6,116    $     68,415
    Annuity payments................        (1,294)           (947)         (6,276)        (2,232)        (2,650)           (645)
    Adjustments to annuity
     reserve........................          (351)         (1,572)         (3,285)        (1,153)          (386)          3,276
                                       -----------     -----------    ------------    -----------    -----------    ------------
      Net annuitization activity....   $     6,967     $    19,184    $     18,449    $    84,638    $     3,080    $     71,046
                                       -----------     -----------    ------------    -----------    -----------    ------------
  Increase (Decrease) in net assets
   from participant transactions....   $14,257,323     $ 5,307,653    $ 23,620,306    $17,157,174    $19,163,783    $ 21,793,664
                                       -----------     -----------    ------------    -----------    -----------    ------------
    Increase (Decrease) in net
     assets                            $15,397,900     $ 7,542,110    $ 24,750,742    $21,335,090    $19,528,083    $ 27,224,647
NET ASSETS:
  Beginning of period...............     9,095,776       1,553,666      23,904,295      2,569,205     31,001,123       3,776,476
                                       -----------     -----------    ------------    -----------    -----------    ------------
  End of period.....................   $24,493,676     $ 9,095,776    $ 48,655,037    $23,904,295    $50,529,206    $ 31,001,123
                                       ===========     ===========    ============    ===========    ===========    ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  AIM4                            AL1                            AL2
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $  (212,573)    $   511,149    $ 7,292,675     $   811,033    $ 7,209,905     $   199,713
  Net realized gains (losses).......       543,019         532,235        815,543         600,520        469,015         359,230
  Net unrealized gains (losses).....    (4,038,827)      5,018,327     (6,588,118)      4,516,739     (6,250,943)      4,268,060
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Increase (Decrease) in net
       assets from operations.......   $(3,708,381)    $ 6,061,711    $ 1,520,100     $ 5,928,292    $ 1,427,977     $ 4,827,003
                                       -----------     -----------    -----------     -----------    -----------     -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $17,392,913     $ 4,140,973    $17,047,172     $12,748,856    $10,312,916     $ 5,097,716
    Net transfers between Sub--
     Accounts and Fixed Account.....    10,339,964       7,199,126     11,121,591      16,707,964      8,150,758       8,333,556
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................    (1,005,106)       (465,245)    (2,198,161)     (1,047,363)    (1,062,470)       (821,155)
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net accumulation activity.....   $26,727,771     $10,874,854    $25,970,602     $28,409,457    $17,401,204     $12,610,117
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Annuitization activity:
    Annuitizations..................   $    68,759     $    87,014    $    45,698     $    85,342    $    10,220     $    99,349
    Annuity payments................        (9,354)         (5,593)        (4,285)         (1,306)        (8,189)         (6,928)
    Adjustments to annuity
     reserve........................       (12,761)         (1,819)        (5,088)          2,825         (2,958)         (1,193)
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net annuitization activity....   $    46,644     $    79,602    $    36,325     $    86,861    $      (927)    $    91,228
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Increase (Decrease) in net assets
   from participant transactions....   $26,774,415     $10,954,456    $26,006,927     $28,496,318    $17,400,277     $12,701,345
                                       -----------     -----------    -----------     -----------    -----------     -----------
    Increase (Decrease) in net
     assets                            $23,066,034     $17,016,167    $27,527,027     $34,424,610    $18,828,254     $17,528,348
NET ASSETS:
  Beginning of period...............    19,427,405       2,411,238     38,064,112       3,639,502     19,857,026       2,328,678
                                       -----------     -----------    -----------     -----------    -----------     -----------
  End of period.....................   $42,493,439     $19,427,405    $65,591,139     $38,064,112    $38,685,280     $19,857,026
                                       ===========     ===========    ===========     ===========    ===========     ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   AL3                            GS1                            GS2
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $ 4,502,259      $180,135      $  (136,739)    $   (86,434)   $   (18,208)     $ (7,437  )
  Net realized gains (losses).......       391,726        26,998          261,736         119,138         16,519        (6,104  )
  Net unrealized gains (losses).....    (5,104,089)    1,333,109          521,527       2,855,021         80,669       247,190
                                       -----------      ----------    -----------     -----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......   $  (210,104)    1$,540,242     $   646,524     $ 2,887,725    $    78,980      $233,649
                                       -----------      ----------    -----------     -----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 6,459,435     2$,088,417     $ 5,354,923     $ 4,819,708    $ 1,051,359      $314,158
    Net transfers between Sub--
     Accounts and Fixed Account.....     2,693,853     2,244,048        3,843,562       5,800,687        642,371       981,739
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (322,684)     (126,620  )      (450,022)       (346,821)       (51,917)      (33,270  )
                                       -----------      ----------    -----------     -----------    -----------      ----------
      Net accumulation activity.....   $ 8,830,604     4$,205,845     $ 8,748,463     $10,273,574    $ 1,641,813     1$,262,627
                                       -----------      ----------    -----------     -----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................   $    19,389      $ 59,038      $     6,109     $    93,264    $   --           $ 19,466
    Annuity payments................        (3,886)         (542  )        (5,670)         (5,717)          (521)         (750  )
    Adjustments to annuity
     reserve........................        (3,714)           66             (838)         (2,494)          (232)       (2,307  )
                                       -----------      ----------    -----------     -----------    -----------      ----------
      Net annuitization activity....   $    11,789      $ 58,562      $      (399)    $    85,053    $      (753)     $ 16,409
                                       -----------      ----------    -----------     -----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....   $ 8,842,393     4$,264,407     $ 8,748,064     $10,358,627    $ 1,641,060     1$,279,036
                                       -----------      ----------    -----------     -----------    -----------      ----------
    Increase (Decrease) in net
     assets                            $ 8,632,289     5$,804,649     $ 9,394,588     $13,246,352    $ 1,720,040     1$,512,685
NET ASSETS:
  Beginning of period...............     6,610,605       805,956       15,575,462       2,329,110      1,795,361       282,676
                                       -----------      ----------    -----------     -----------    -----------      ----------
  End of period.....................   $15,242,894     6$,610,605     $24,970,050     $15,575,462    $ 3,515,401     1$,795,361
                                       ===========      ==========    ===========     ===========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   GS3                            GS4                            GS5
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $  (132,160)    $   126,862     $ (41,396 )    $     8,970    $   (35,279)     $183,291
  Net realized gains (losses).......       496,615         363,935       (19,949 )        (49,105)        29,337        84,670
  Net unrealized gains (losses).....      (711,756)      1,670,034        69,350          132,039       (123,397)      260,708
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......   $  (347,301)    $ 2,160,831     $   8,005      $    91,904    $  (129,339)     $528,669
                                       -----------     -----------     ----------     -----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 4,507,513     $ 4,503,362     $1,209,311     $ 1,294,500    $ 4,601,971      $840,435
    Net transfers between Sub--
     Accounts and Fixed Account.....      (850,035)      8,595,492       653,882        2,400,908        846,265     1,051,801
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (659,381)       (498,099)     (297,000 )       (203,335)       (81,042)      (37,988  )
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Net accumulation activity.....   $ 2,998,097     $12,600,755     $1,566,193     $ 3,492,073    $ 5,367,194     1$,854,248
                                       -----------     -----------     ----------     -----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................   $    43,879     $    37,472     $   --         $   --         $     2,023      $ 20,676
    Annuity payments................        (4,399)         (2,065)        --             --                (991)         (911  )
    Adjustments to annuity
     reserve........................        (1,019)            (43)        --             --                (161)         (674  )
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Net annuitization activity....   $    38,461     $    35,364     $   --         $   --         $       871      $ 19,091
                                       -----------     -----------     ----------     -----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....   $ 3,036,558     $12,636,119     $1,566,193     $ 3,492,073    $ 5,368,065     1$,873,339
                                       -----------     -----------     ----------     -----------    -----------      ----------
    Increase (Decrease) in net
     assets                            $ 2,689,257     $14,796,950     $1,574,198     $ 3,583,977    $ 5,238,726     2$,402,008
NET ASSETS:
  Beginning of period...............    18,016,302       3,219,352     5,432,857        1,848,880      2,727,392       325,384
                                       -----------     -----------     ----------     -----------    -----------      ----------
  End of period.....................   $20,705,559     $18,016,302     $7,007,055     $ 5,432,857    $ 7,966,118     2$,727,392
                                       ===========     ===========     ==========     ===========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   JP1                            JP2                            JP3
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $   468,456     $   915,926     $ (19,373 )    $    93,716    $    81,703      $ 19,756
  Net realized gains (losses).......        64,312         171,441        76,656           86,971        119,121           172
  Net unrealized gains (losses).....      (732,128)        340,247      (206,649 )        433,370       (324,419)      336,978
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......   $  (199,360)    $ 1,427,614     $(149,366 )    $   614,057    $  (123,595)     $356,906
                                       -----------     -----------     ----------     -----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 3,261,563     $ 4,908,483     $2,863,269     $ 1,032,722    $ 2,672,599      $556,222
    Net transfers between Sub--
     Accounts and Fixed Account.....     2,609,482       6,352,530     1,334,767        1,243,965      1,780,447       412,896
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (288,712)       (556,977)     (572,582 )        (95,728)       (97,058)      (18,773  )
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Net accumulation activity.....   $ 5,582,333     $10,704,036     $3,625,454     $ 2,180,959    $ 4,355,988      $950,345
                                       -----------     -----------     ----------     -----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................   $   --          $    77,078     $   6,100      $    18,651    $     8,065      $  --
    Annuity payments................        (2,298)         (1,035)         (855 )           (844)          (251)        --
    Adjustments to annuity
     reserve........................          (432)            150          (120 )           (700)           (18)        --
                                       -----------     -----------     ----------     -----------    -----------      ----------
      Net annuitization activity....   $    (2,730)    $    76,193     $   5,125      $    17,107    $     7,796      $  --
                                       -----------     -----------     ----------     -----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....   $ 5,579,603     $10,780,229     $3,630,579     $ 2,198,066    $ 4,363,784      $950,345
                                       -----------     -----------     ----------     -----------    -----------      ----------
    Increase (Decrease) in net
     assets                            $ 5,380,243     $12,207,843     $3,481,213     $ 2,812,123    $ 4,240,189     1$,307,251
NET ASSETS:
  Beginning of period...............    15,393,690       3,185,847     3,297,539          485,416      1,497,621       190,370
                                       -----------     -----------     ----------     -----------    -----------      ----------
  End of period.....................   $20,773,933     $15,393,690     $6,778,752     $ 3,297,539    $ 5,737,810     1$,497,621
                                       ===========     ===========     ==========     ===========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   LA1                            CAS                            EGS
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $  (183,167)    $ 1,474,587    $ 2,356,024     $   692,778    $ 4,762,636     $   (32,594)
  Net realized gains (losses).......       (56,090)        174,451        219,447         224,872      2,577,906         649,409
  Net unrealized gains (losses).....      (246,794)       (189,406)    (1,380,375)      2,228,558     (9,053,541)     10,404,765
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Increase (Decrease) in net
       assets from operations.......   $  (486,051)    $ 1,459,632    $ 1,195,096     $ 3,146,208    $(1,712,999)    $11,021,580
                                       -----------     -----------    -----------     -----------    -----------     -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 6,628,508     $ 6,119,781    $ 5,386,716     $ 3,621,357    $21,353,976     $ 7,852,516
    Net transfers between Sub--
     Accounts and Fixed Account.....     5,734,689      10,627,992      2,751,804       3,950,702     16,819,737       8,176,327
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................    (1,320,714)       (621,174)      (654,036)       (385,338)    (2,288,111)       (925,614)
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net accumulation activity.....   $11,042,483     $16,126,599    $ 7,484,484     $ 7,186,721    $35,885,602     $15,103,229
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Annuitization activity:
    Annuitizations..................   $     2,748     $   --         $   --          $    53,269    $    37,036     $   126,228
    Annuity payments................           (49)        --              (3,193)         (3,083)        (8,773)         (3,973)
    Adjustments to annuity
     reserve........................            (3)        --                (563)         (1,863)       (12,887)          9,690
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net annuitization activity....   $     2,696     $   --         $    (3,756)    $    48,323    $    15,376     $   131,945
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Increase (Decrease) in net assets
   from participant transactions....   $11,045,179     $16,126,599    $ 7,480,728     $ 7,235,044    $35,900,978     $15,235,174
                                       -----------     -----------    -----------     -----------    -----------     -----------
    Increase (Decrease) in net
     assets.........................   $10,559,128     $17,586,231    $ 8,675,824     $10,381,252    $34,187,979     $26,256,754
NET ASSETS:
  Beginning of period...............    20,968,509       3,382,278     15,000,492       4,619,240     31,133,993       4,877,239
                                       -----------     -----------    -----------     -----------    -----------     -----------
  End of period.....................   $31,527,637     $20,968,509    $23,676,316     $15,000,492    $65,321,972     $31,133,993
                                       ===========     ===========    ===========     ===========    ===========     ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   HYS                            MMS                            UTS
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $ 1,280,598     $   277,362    $   138,990     $   177,344    $ 2,674,169     $   624,780
  Net realized gains (losses).......       (88,863)        (99,067)       --              --             271,680         155,348
  Net unrealized gains (losses).....    (1,269,612)         40,424        --              --          (2,558,326)      2,521,304
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Increase (Decrease) in net
       assets from operations.......   $   (77,877)    $   218,719    $   138,990     $   177,344    $   387,523     $ 3,301,432
                                       -----------     -----------    -----------     -----------    -----------     -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 3,958,231     $ 3,074,357    $    18,531     $   308,389    $ 9,379,983     $ 4,077,024
    Net transfers between Sub--
     Accounts and Fixed Account.....       888,944       7,484,053       (209,453)      4,197,928      5,810,087       9,168,485
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (651,624)       (462,273)      (877,329)     (1,455,384)      (606,621)       (781,083)
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net accumulation activity.....   $ 4,195,551     $10,096,137    $(1,068,251)    $ 3,050,933    $14,583,449     $12,464,426
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Annuitization activity:
    Annuitizations..................   $    24,998     $    80,858    $   --          $   --         $   --          $   179,007
    Annuity payments................        (4,108)         (4,094)       --              --              (9,628)         (3,339)
    Adjustments to annuity
     reserve........................          (614)           (348)       --              --              (1,307)         (1,085)
                                       -----------     -----------    -----------     -----------    -----------     -----------
      Net annuitization activity....   $    20,276     $    76,416    $   --          $   --         $   (10,935)    $   174,583
                                       -----------     -----------    -----------     -----------    -----------     -----------
  Increase (Decrease) in net assets
   from participant transactions....   $ 4,215,827     $10,172,553    $(1,068,251)    $ 3,050,933    $14,572,514     $12,639,009
                                       -----------     -----------    -----------     -----------    -----------     -----------
    Increase (Decrease) in net
     assets.........................   $ 4,137,950     $10,391,272    $  (929,261)    $ 3,228,277    $14,960,037     $15,940,441
NET ASSETS:
  Beginning of period...............    12,505,265       2,113,993      7,058,196       3,829,919     18,838,189       2,897,748
                                       -----------     -----------    -----------     -----------    -----------     -----------
  End of period.....................   $16,643,215     $12,505,265    $ 6,128,935     $ 7,058,196    $33,798,226     $18,838,189
                                       ===========     ===========    ===========     ===========    ===========     ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   GSS                            TRS                            MIT
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000      1999(a)     June 30, 2000      1999(a)
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $ 1,042,804     $   154,206     $ 612,426       $ (7,791  )   $ 1,077,784      $(21,203  )
  Net realized gains (losses).......      (145,323)        (71,213)      (13,187 )       (4,728  )       (13,947)       (3,740  )
  Net unrealized gains (losses).....      (237,473)       (269,914)     (399,975 )       21,849         (761,173)      386,232
                                       -----------     -----------     ----------      ----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......   $   660,008     $  (186,921)    $ 199,264       $  9,330      $   302,664      $361,289
                                       -----------     -----------     ----------      ----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 3,122,731     $ 3,214,716     $3,066,714     1$,944,130     $ 6,724,888     3$,992,136
    Net transfers between Sub--
     Accounts and Fixed Account.....     3,360,555      10,679,042     1,621,987        749,019        4,380,423     3,540,232
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (672,392)       (493,591)      (98,359 )     (116,117  )      (407,058)      (70,811  )
                                       -----------     -----------     ----------      ----------    -----------      ----------
      Net accumulation activity.....   $ 5,810,894     $13,400,167     $4,590,342     2$,577,032     $10,698,253     7$,461,557
                                       -----------     -----------     ----------      ----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................   $    48,400     $    26,994     $   --          $ 79,374      $    14,843      $  4,029
    Annuity payments................        (4,976)         (4,351)       (4,171 )        --                (761)         (181  )
    Adjustments to annuity
     reserve........................           115            (534)         (505 )           17              (63)         (182  )
                                       -----------     -----------     ----------      ----------    -----------      ----------
      Net annuitization activity....   $    43,539     $    22,109     $  (4,676 )     $ 79,391      $    14,019      $  3,666
                                       -----------     -----------     ----------      ----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....   $ 5,854,433     $13,422,276     $4,585,666     2$,656,423     $10,712,272     7$,465,223
                                       -----------     -----------     ----------      ----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................   $ 6,514,441     $13,235,355     $4,784,930     2$,665,753     $11,014,936     7$,826,512
NET ASSETS:
  Beginning of period...............    14,876,989       1,641,634     2,665,753          --           7,826,512            --
                                       -----------     -----------     ----------      ----------    -----------      ----------
  End of period.....................   $21,391,430     $14,876,989     $7,450,683     2$,665,753     $18,841,448     7$,826,512
                                       ===========     ===========     ==========      ==========    ===========      ==========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   NWD                            MIS                            OPI
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000      1999(a)     June 30, 2000      1999(a)     June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $   554,571      $ (6,392  )   $   716,909      $(20,396  )   $ 1,114,825     $   147,083
  Net realized gains (losses).......       271,786        25,497          159,655        30,718         (250,834)         49,711
  Net unrealized gains (losses).....      (538,968)      457,940         (412,968)    1,220,338       (1,209,385)       (317,549)
                                       -----------      ----------    -----------      ----------    -----------     -----------
      Increase (Decrease) in net
       assets from operations.......   $   287,389      $477,045      $   463,596     1$,230,660     $  (345,394)    $  (120,755)
                                       -----------      ----------    -----------      ----------    -----------     -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $ 7,750,939      $720,822      $12,818,014     4$,452,860     $ 2,266,628     $ 2,729,165
    Net transfers between Sub--
     Accounts and Fixed Account.....     5,203,569       782,394        7,030,864     2,713,276        5,407,913       6,567,188
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (170,867)       (6,830  )      (700,187)     (187,257  )      (593,225)       (574,346)
                                       -----------      ----------    -----------      ----------    -----------     -----------
      Net accumulation activity.....   $12,783,641     1$,496,386     $19,148,691     6$,978,879     $ 7,081,316     $ 8,722,007
                                       -----------      ----------    -----------      ----------    -----------     -----------
  Annuitization activity:
    Annuitizations..................   $     7,451      $  --         $   --           $133,744      $     6,518     $    11,643
    Annuity payments................          (252)        --              (6,614)         (333  )          (660)           (586)
    Adjustments to annuity
     reserve........................           (17)        --               8,886         4,173              (85)            248
                                       -----------      ----------    -----------      ----------    -----------     -----------
      Net annuitization activity....   $     7,182      $  --         $     2,272      $137,584      $     5,773     $    11,305
                                       -----------      ----------    -----------      ----------    -----------     -----------
  Increase (Decrease) in net assets
   from participant transactions....   $12,790,823     1$,496,386     $19,150,963     7$,116,463     $ 7,087,089     $ 8,733,312
                                       -----------      ----------    -----------      ----------    -----------     -----------
    Increase (Decrease) in net
     assets.........................   $13,078,212     1$,973,431     $19,614,559     8$,347,123     $ 6,741,695     $ 8,612,557
NET ASSETS:
  Beginning of period...............     1,973,431         --           8,347,123         --          12,472,113       3,859,556
                                       -----------      ----------    -----------      ----------    -----------     -----------
  End of period.....................   $15,051,643     1$,973,431     $27,961,682     8$,347,123     $19,213,808     $12,472,113
                                       ===========      ==========    ===========      ==========    ===========     ===========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   OP2                            OP3                            OP4
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $ 164,627       $ 63,482       $  (2,740 )     $(18,870  )   $   239,824      $ (7,226  )
  Net realized gains (losses).......      285,369         15,513         (33,140 )       34,433          (42,009)        1,938
  Net unrealized gains (losses).....      715,190        547,534         228,083        (44,591  )      (288,821)       (2,067  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......    $1,165,186      $626,529       $ 192,203       $(29,028  )   $   (91,006)     $ (7,355  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $2,716,382     1$,550,529      $ 579,564       $485,930      $   418,095     1$,632,027
    Net transfers between Sub--
     Accounts and Fixed Account.....    1,949,383      1,198,601      (1,253,385 )    1,779,308          568,730       883,782
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................     (296,776 )     (132,625  )     (158,391 )     (129,696  )       (47,737)      (31,887  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net accumulation activity.....    $4,368,989     2$,616,505      $(832,212 )    2$,135,542     $   939,088     2$,483,922
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................    $   2,745       $ 42,401       $   --          $ 11,596      $   --           $  --
    Annuity payments................       (2,440 )       (2,165  )         (648 )         (845  )       --              --
    Adjustments to annuity
     reserve........................         (478 )         (667  )          133         (1,085  )       --              --
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net annuitization activity....    $    (173 )     $ 39,569       $    (515 )     $  9,666      $   --           $  --
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....    $4,368,816     2$,656,074      $(832,727 )    2$,145,208     $   939,088     2$,483,922
                                        ----------      ----------     ----------      ----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................    $5,534,002     3$,282,603      $(640,524 )    2$,116,180     $   848,082     2$,476,567
NET ASSETS:
  Beginning of period...............    4,188,186        905,583       2,831,911        715,731        2,477,620         1,053
                                        ----------      ----------     ----------      ----------    -----------      ----------
  End of period.....................    $9,722,188     4$,188,186      $2,191,387     2$,831,911     $ 3,325,702     2$,477,620
                                        ==========      ==========     ==========      ==========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   SB1                            SB2                            SB3
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $   3,610       $  8,032       $  (4,250 )     $ (4,606  )   $   (44,309)     $265,621
  Net realized gains (losses).......        3,713          8,199          24,266         21,954          (67,939)      (42,967  )
  Net unrealized gains (losses).....       53,820         45,162          27,378         33,353          219,179      (245,059  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......    $  61,143       $ 61,393       $  47,394       $ 50,701      $   106,931      $(22,405  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $  15,160       $ 21,563       $   3,119       $119,751      $   122,284      $186,390
    Net transfers between Sub--
     Accounts and Fixed Account.....        3,276        101,209         (35,586 )      188,767         (431,983)    4,084,937
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................         (479 )      (28,493  )      (85,109 )      (28,268  )      (277,556)     (416,075  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net accumulation activity.....    $  17,957       $ 94,279       $(117,576 )     $280,250      $  (587,255)    3$,855,252
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................    $   --          $  --          $   --          $  --         $   --           $ 30,708
    Annuity payments................        --             --              --             --                (682)       (1,119  )
    Adjustments to annuity
     reserve........................        --             --              --             --                (210)         (764  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net annuitization activity....    $   --          $  --          $   --          $  --         $      (892)     $ 28,825
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....    $  17,957       $ 94,279       $(117,576 )     $280,250      $  (588,147)    3$,884,077
                                        ----------      ----------     ----------      ----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................    $  79,100       $155,672       $ (70,182 )     $330,951      $  (481,216)    3$,861,672
NET ASSETS:
  Beginning of period...............      386,941        231,269         661,035        330,084        6,773,372     2,911,700
                                        ----------      ----------     ----------      ----------    -----------      ----------
  End of period.....................    $ 466,041       $386,941       $ 590,853       $661,035      $ 6,292,156     6$,773,372
                                        ==========      ==========     ==========      ==========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   SB4                           SCA1                           SCA2
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......   $   (34,143)     $ 87,064      $    298,784    $   121,386    $   348,355      $142,200
  Net realized gains (losses).......       (10,584)       29,816          --              --             (34,457)      (27,836  )
  Net unrealized gains (losses).....       130,294      (209,993  )       --              --             117,244      (167,158  )
                                       -----------      ----------    ------------    -----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......   $    85,567      $(93,113  )   $    298,784    $   121,386    $   431,142      $(52,794  )
                                       -----------      ----------    ------------    -----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......   $     6,114      $ 31,408      $ 21,424,344    $ 9,316,611    $ 5,788,064     2$,424,622
    Net transfers between Sub--
     Accounts and Fixed Account.....    (1,850,981)    4,100,758       (13,624,180)     2,207,048      5,308,446     5,953,092
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (482,417)     (391,898  )     (1,599,150)      (299,102)      (603,782)     (374,597  )
                                       -----------      ----------    ------------    -----------    -----------      ----------
      Net accumulation activity.....   $(2,327,284)    3$,740,268     $  6,201,014    $11,224,557    $10,492,728     8$,003,117
                                       -----------      ----------    ------------    -----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................   $   --           $ 16,929      $     48,025    $   --         $    65,187      $278,695
    Annuity payments................          (471)         (401  )            (87)       --             (25,911)      (10,840  )
    Adjustments to annuity
     reserve........................           (77)         (633  )            (28)       --              (8,139)        5,275
                                       -----------      ----------    ------------    -----------    -----------      ----------
      Net annuitization activity....   $      (548)     $ 15,895      $     47,910    $   --         $    31,137      $273,130
                                       -----------      ----------    ------------    -----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....   $(2,327,832)    3$,756,163     $  6,248,924    $11,224,557    $10,523,865     8$,276,247
                                       -----------      ----------    ------------    -----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................   $(2,242,265)    3$,663,050     $  6,547,708    $11,345,943    $10,955,007     8$,223,453
NET ASSETS:
  Beginning of period...............     6,645,982     2,982,932        11,347,946          2,003      8,241,486        18,033
                                       -----------      ----------    ------------    -----------    -----------      ----------
  End of period.....................   $ 4,403,717     6$,645,982     $ 17,895,654    $11,347,946    $19,196,493     8$,241,486
                                       ===========      ==========    ============    ===========    ===========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  SCA3                           SCA4                           SCA5
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000      1999(a)     June 30, 2000      1999(a)
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $ (14,484 )     $ 61,844       $ (19,341 )     $ (3,062  )   $   (46,887)     $ 78,405
  Net realized gains (losses).......        2,719         (2,410  )       58,346          5,981          248,708         3,631
  Net unrealized gains (losses).....      342,284        (70,578  )       (2,438 )      217,754          803,943       437,614
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......    $ 330,519       $(11,144  )    $  36,567       $220,673      $ 1,005,764      $519,650
                                        ----------      ----------     ----------      ----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $ 747,541       $407,264       $2,390,193      $278,857      $ 4,748,354      $398,676
    Net transfers between Sub--
     Accounts and Fixed Account.....      592,736        942,992         939,775        863,821        3,801,863     2,064,556
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................     (105,700 )      (35,618  )      (75,243 )      (16,360  )      (202,812)      (16,795  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net accumulation activity.....    $1,234,577     1$,314,638      $3,254,725     1$,126,318     $ 8,347,405     2$,446,437
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................    $   1,812       $  3,427       $   1,763       $  --         $    18,559      $  --
    Annuity payments................         (387 )         (216  )         (149 )        --              (1,092)        --
    Adjustments to annuity
     reserve........................       (7,331 )        7,216            (298 )        --                 (65)        --
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net annuitization activity....    $  (5,906 )     $ 10,427       $   1,316       $  --         $    17,402      $  --
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....    $1,228,671     1$,325,065      $3,256,041     1$,126,318     $ 8,364,807     2$,446,437
                                        ----------      ----------     ----------      ----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................    $1,559,190     1$,313,921      $3,292,608     1$,346,991     $ 9,370,571     2$,966,087
NET ASSETS:
  Beginning of period...............    1,321,017          7,096       1,346,991          --           2,966,087         --
                                        ----------      ----------     ----------      ----------    -----------      ----------
  End of period.....................    $2,880,207     1$,321,017      $4,639,599     1$,346,991     $12,336,658     2$,966,087
                                        ==========      ==========     ==========      ==========    ===========      ==========

(a) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  SCA6                            WP1                            WP2
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000      1999(a)     June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $  (7,241 )     $   (405  )    $ (28,314 )     $ 74,390      $   (11,527)     $  1,885
  Net realized gains (losses).......        8,900            897         295,901         82,122            7,025       126,813
  Net unrealized gains (losses).....       32,825         53,913        (697,112 )      337,601         (168,936)      285,485
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Increase (Decrease) in net
       assets from operations.......    $  34,484       $ 54,405       $(429,525 )     $494,113      $  (173,438)     $414,183
                                        ----------      ----------     ----------      ----------    -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $ 609,174       $ 41,486       $ 917,058       $444,605      $   227,479      $260,046
    Net transfers between Sub--
     Accounts and Fixed Account.....      554,594        406,855       1,644,885      1,127,692          940,932       446,267
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................      (72,085 )       (1,944  )      (71,658 )      (34,519  )      (241,735)      (77,459  )
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net accumulation activity.....    $1,091,683      $446,397       $2,490,285     1$,537,778     $   926,676      $628,854
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Annuitization activity:
    Annuitizations..................    $  17,422       $  --          $  10,996       $ 17,475      $     1,913      $  --
    Annuity payments................         (708 )        --             (1,195 )         (925  )           (52)        --
    Adjustments to annuity
     reserve........................       (5,534 )        5,356           7,822        (10,499  )            (6)        --
                                        ----------      ----------     ----------      ----------    -----------      ----------
      Net annuitization activity....    $  11,180       $  5,356       $  17,623       $  6,051      $     1,855      $  --
                                        ----------      ----------     ----------      ----------    -----------      ----------
  Increase (Decrease) in net assets
   from participant transactions....    $1,102,863      $451,753       $2,507,908     1$,543,829     $   928,531      $628,854
                                        ----------      ----------     ----------      ----------    -----------      ----------
    Increase (Decrease) in net
     assets.........................    $1,137,347      $506,158       $2,078,383     2$,037,942     $   755,093     1$,043,037
NET ASSETS:
  Beginning of period...............      506,158          --          2,202,769        164,827        1,208,689       165,652
                                        ----------      ----------     ----------      ----------    -----------      ----------
  End of period.....................    $1,643,505      $506,158       $4,281,152     2$,202,769     $ 1,963,782     1$,208,689
                                        ==========      ==========     ==========      ==========    ===========      ==========

(a) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                       WP3                            WP4
                                                   Sub-Account                    Sub-Account
                                          -----------------------------  -----------------------------
                                            Six Months     Year Ended      Six Months     Year Ended
                                              Ended       December 31,       Ended       December 31,
                                          June 30, 2000       1999       June 30, 2000       1999
                                          --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)..........    $ (11,332 )     $ (3,389  )    $ (26,196 )     $ 83,413
  Net realized gains (losses)...........       70,801          6,481         691,691         57,255
  Net unrealized gains (losses).........      (55,180 )      194,879      (1,018,454 )    1,075,180
                                            ----------      ----------     ----------      ----------
      Increase (Decrease) in net assets
       from operations..................    $   4,289       $197,971       $(352,959 )    1$,215,848
                                            ----------      ----------     ----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........    $ 148,363       $118,924       $ 736,071       $528,621
    Net transfers between Sub--Accounts
     and Fixed Account..................      971,056        322,835       1,414,455      1,685,706
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (35,334 )      (36,788  )     (113,544 )      (56,865  )
                                            ----------      ----------     ----------      ----------
      Net accumulation activity.........    $1,084,085      $404,971       $2,036,982     2$,157,462
                                            ----------      ----------     ----------      ----------
  Annuitization activity:
    Annuitizations......................    $   3,387       $ 18,900       $   5,763       $  --
    Annuity payments....................         (985 )         (794  )         (172 )        --
    Adjustments to annuity reserve......        5,024         (7,889  )         (139 )        --
                                            ----------      ----------     ----------      ----------
      Net annuitization activity........    $   7,426       $ 10,217       $   5,452       $  --
                                            ----------      ----------     ----------      ----------
  Increase (Decrease) in net assets from
   participant transactions.............    $1,091,511      $415,188       $2,042,434     2$,157,462
                                            ----------      ----------     ----------      ----------
    Increase (Decrease) in net assets...    $1,095,800      $613,159       $1,689,475     3$,373,310
NET ASSETS:
  Beginning of period...................      750,106        136,947       3,744,591        371,281
                                            ----------      ----------     ----------      ----------
  End of period.........................    $1,845,906      $750,106       $5,434,066     3$,744,591
                                            ==========      ==========     ==========      ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts and Futurity Accolade contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Fund, Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust. With respect to the Futurity Accolade contracts, the Funds are:
AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett
Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Futurity and Futurity II contracts, 1.00% for Futurity Focus contracts, 1.30% for Futurity Accolade Level 1 contracts, 1.45% for Futurity Accolade Level 2 contracts, 1.55% for Futurity Accolade Level 3 contracts and 1.70% for Futurity Accolade Level 4 contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts and Futurity Accolade contracts and $50 in the case of Futurity Focus contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Futurity, Futurity II, Futurity Focus and Futurity Accolade Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983a Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                   Ended       Year Ended     Ended        Year Ended      Ended       Year Ended      Ended
                                 June 30,      December      June 30,      December      June 30,      December      June 30,
                                   2000        31, 1999        2000        31, 1999        2000        31, 1999        2000
                                   -------       -------       ------        ------       --------       -------       -------
 FUTURITY CONTRACTS:
 AIM1..........................    227,735       141,292        6,215        37,449         35,712        68,417        (8,275)
 AIM2..........................    442,430       204,502        1,934        28,920         81,529       219,720       (15,388)
 AIM3..........................    799,385       332,662          577        43,138        (53,073)      451,578       (27,984)
 AIM4..........................    458,813       216,812        6,447        22,277        102,323       238,494       (17,688)
 AL1...........................    755,329       285,990        3,629        96,119        (39,682)      424,506       (30,743)
 AL2...........................    434,832       194,995        1,263        37,009         73,615       249,731       (20,286)
 AL3...........................    182,220        77,472          125        12,426         24,558        96,080        (1,574)
 GS1...........................    423,081       210,952       10,181        34,405         27,059       194,122       (10,476)
 GS2...........................     80,363        31,476           20           556          2,205        51,143          (211)
 GS3...........................    575,303       282,488       14,597        25,986        (16,386)      289,621       (32,447)
 GS4...........................    301,072       199,770       17,688        10,206         15,625       109,158       (23,489)
 GS5...........................     62,975        30,394          461         2,948         12,006        31,634          (814)
 JP1...........................    568,955       293,787       10,800        83,392         12,569       220,364        (9,341)
 JP2...........................    105,324        52,419          549         9,614         (6,451)       50,228          (531)
 JP3...........................     41,135        22,655          822         8,150          6,768        11,780        (3,446)
 LA1...........................    681,170       333,805        7,560        61,424          8,526       328,125       (33,523)
 CAS...........................    490,436       403,733          832        35,843         21,537        74,342       (15,341)
 EGS...........................    644,429       397,132        5,605        60,135        155,651       231,410       (49,892)
 HYS...........................    581,114       217,924        4,940        27,858       (127,626)      363,603       (30,679)
 MMS...........................    663,091       371,404        1,729        29,531        (19,336)      399,896       (81,327)
 UTS...........................    762,245       278,221        4,435        49,525         17,557       482,058       (14,311)
 GSS...........................    635,712       150,350       10,820        31,435        (42,003)      482,313       (21,947)
 OP1...........................    770,005       363,748       19,751        45,042       (107,424)      407,891       (21,728)
 OP2...........................    208,499        93,160       11,617        19,463        136,776       104,339        (4,880)
 OP3...........................    235,529        86,567          114        11,061       (137,800)      152,550        (3,374)
 SB1...........................     29,639        21,329        1,149         1,994            110         8,915           (34)
 SB2...........................     58,715        32,282          273        11,451         (3,247)       17,512        (7,329)
 SB3...........................    649,260       277,473       11,815        17,918        (41,981)      394,310       (26,669)
 SB4...........................    657,323       293,921          615         4,406       (185,194)      398,605       (47,969)
 WP1...........................     68,070        22,480          227         9,591         45,601        37,994        (1,301)
 WP2...........................     52,931        18,253            9         5,461         16,379        36,942          (455)
 WP3...........................     21,318        14,715        --            4,811         55,054         5,081        (1,556)
 WP4...........................    153,457        41,843          469         2,953        (10,401)      114,098        (1,065)


                                                   Units Outstanding
                                                     End of Period
                                 -----------   -------------------------
                                               -------------------------
                                               Six Months
                                 Year Ended      Ended       Year Ended
                                 December      June 30,      December
                                 31, 1999        2000        31, 1999
                                  --------       -------       -------
 FUTURITY CONTRACTS:
 AIM1..........................    (19,423)      261,387       227,735
 AIM2..........................    (10,712)      510,505       442,430
 AIM3..........................    (27,993)      718,905       799,385
 AIM4..........................    (18,770)      549,895       458,813
 AL1...........................    (51,286)      688,533       755,329
 AL2...........................    (46,903)      489,424       434,832
 AL3...........................     (3,758)      205,329       182,220
 GS1...........................    (16,398)      449,845       423,081
 GS2...........................     (2,812)       82,377        80,363
 GS3...........................    (22,792)      541,067       575,303
 GS4...........................    (18,062)      310,896       301,072
 GS5...........................     (2,001)       74,628        62,975
 JP1...........................    (28,588)      582,983       568,955
 JP2...........................     (6,937)       98,891       105,324
 JP3...........................     (1,450)       45,279        41,135
 LA1...........................    (42,184)      663,733       681,170
 CAS...........................    (23,482)      497,464       490,436
 EGS...........................    (44,248)      755,793       644,429
 HYS...........................    (28,271)      427,749       581,114
 MMS...........................   (137,740)      564,157       663,091
 UTS...........................    (47,559)      769,926       762,245
 GSS...........................    (28,386)      582,582       635,712
 OP1...........................    (46,676)      660,604       770,005
 OP2...........................     (8,463)      352,012       208,499
 OP3...........................    (14,649)       94,469       235,529
 SB1...........................     (2,599)       30,864        29,639
 SB2...........................     (2,530)       48,412        58,715
 SB3...........................    (40,441)      592,425       649,260
 SB4...........................    (39,609)      424,775       657,323
 WP1...........................     (1,995)      112,597        68,070
 WP2...........................     (7,725)       68,864        52,931
 WP3...........................     (3,289)       74,816        21,318
 WP4...........................     (5,437)      142,460       153,457

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                   Ended       Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                  June 30,     December      June 30,      December      June 30,      December      June 30,
                                    2000       31, 1999        2000        31, 1999        2000        31, 1999        2000
                                  ---------       -----        -------       -------       -------       -------      --------
 FUTURITY II CONTRACTS:
 AIM1..........................     299,649         100        222,050       181,039       177,330       123,465       (10,873)
 AIM2..........................     997,502       1,049        404,396       538,285       491,103       482,701       (30,775)
 AIM3..........................   1,213,444       1,704        361,468       573,115       588,284       656,563       (65,166)
 AIM4..........................     659,564       2,553        436,871       277,892       478,292       405,813       (36,056)
 AL1...........................   1,620,151       2,044        547,612       798,097       713,373       841,456      (101,558)
 AL2...........................     755,933       1,785        291,847       330,958       369,942       441,029       (40,745)
 AL3...........................     221,946         100        139,858       134,245       116,202        93,499       (17,761)
 GS1...........................     610,853         786        124,601       340,043       223,471       282,453       (19,351)
 GS2...........................      71,821         100         38,918        26,340        47,219        46,936        (1,789)
 GS3...........................     714,634       2,341        168,735       322,630       (61,344)      417,400       (15,662)
 GS4...........................     202,285         100         36,868        78,401        30,464       126,524        (7,405)
 GS5...........................     119,879         578        114,622        58,284        43,821        62,982        (2,295)
 JP1...........................     625,004         474        148,503       315,983       202,008       321,619       (12,977)
 JP2...........................     118,543         100         78,730        57,728        85,030        63,482       (25,886)
 JP3...........................      57,635         100         64,463        39,434        41,299        18,564        (2,907)
 LA1...........................     982,146       1,763        212,120       389,191       466,478       607,156       (73,651)
 CAS...........................     500,296       2,367        135,808       251,500       158,920       255,332       (24,894)
 EGS...........................     804,467       3,662        494,712       455,194       593,257       370,763       (50,517)
 HYS...........................     554,000         729        119,926       199,927       228,183       365,635       (28,618)
 UTS...........................     552,461         821        279,309       237,960       344,562       334,919       (22,454)
 GSS...........................     807,566       1,027        143,046       236,734       387,304       591,096       (43,221)
 TRS (a) ......................     211,045       --            83,341       145,867       164,140        76,462        (8,422)
 MIT (a).......................     629,184       --           298,050       274,552       414,162       361,529       (33,466)
 NWD (a).......................      99,212       --           200,000        31,539       211,911        67,961        (7,484)
 MIS (a).......................     554,180       --           413,168       314,530       420,556       250,304       (50,000)
 OP1...........................     388,617       1,517         75,163       196,083       656,903       198,204       (28,207)
 OP2...........................     108,852         150         67,236        95,779        49,752        17,112       (16,183)
 OP3...........................      88,598         100         25,031        36,287       (16,433)       54,017       (12,646)
 OP4...........................     196,817         100         28,726       120,357        50,889        78,975        (3,638)
 SCA1..........................     699,550         200        611,265       516,555       (83,610)      220,638      (118,378)
 SCA2..........................     768,145       1,806        195,479       212,361       519,886       603,561       (36,110)
 SCA3..........................     131,848         705         27,120        40,953        52,548        98,307        (5,501)
 SCA4 (b)......................      96,820       --            72,172        14,166        65,126        84,139        (3,075)
 SCA5 (b)......................     217,115       --           121,261        17,823       215,758       202,111        (8,024)
 SCA6 (b)......................      43,869       --            30,550         3,004        47,015        41,050        (5,367)
 WP1...........................      67,177         100         50,400        24,172        51,650        44,318        (3,265)
 WP2...........................      29,939         100         13,485        17,409        32,843        12,438        (1,447)
 WP3...........................      22,526         100          7,406         5,483         4,412        17,472          (453)
 WP4...........................      79,878         100         35,988        41,639        60,173        39,443        (5,239)


                                                   Units Outstanding
                                                     End of Period
                                 -----------   -------------------------
                                               -------------------------
                                               Six Months
                                 Year Ended      Ended       Year Ended
                                 December       June 30,      December
                                 31, 1999         2000        31, 1999
                                  --------      ---------     ---------
 FUTURITY II CONTRACTS:
 AIM1..........................     (4,955)       688,156       299,649
 AIM2..........................    (24,533)     1,862,226       997,502
 AIM3..........................    (17,938)     2,098,030     1,213,444
 AIM4..........................    (26,694)     1,538,671       659,564
 AL1...........................    (21,446)     2,779,578     1,620,151
 AL2...........................    (17,839)     1,376,977       755,933
 AL3...........................     (5,898)       460,245       221,946
 GS1...........................    (12,429)       939,574       610,853
 GS2...........................     (1,555)       156,169        71,821
 GS3...........................    (27,737)       806,363       714,634
 GS4...........................     (2,740)       262,212       202,285
 GS5...........................     (1,965)       276,027       119,879
 JP1...........................    (13,072)       962,538       625,004
 JP2...........................     (2,767)       256,417       118,543
 JP3...........................       (463)       160,490        57,635
 LA1...........................    (15,964)     1,587,093       982,146
 CAS...........................     (8,903)       770,130       500,296
 EGS...........................    (25,152)     1,841,919       804,467
 HYS...........................    (12,291)       873,491       554,000
 UTS...........................    (21,239)     1,153,878       552,461
 GSS...........................    (21,291)     1,294,695       807,566
 TRS (a) ......................    (11,284)       450,104       211,045
 MIT (a).......................     (6,897)     1,307,930       629,184
 NWD (a).......................       (288)       503,639        99,212
 MIS (a).......................    (10,654)     1,337,904       554,180
 OP1...........................     (7,187)     1,092,476       388,617
 OP2...........................     (4,189)       209,657       108,852
 OP3...........................     (1,806)        84,550        88,598
 OP4...........................     (2,615)       272,794       196,817
 SCA1..........................    (37,843)     1,108,827       699,550
 SCA2..........................    (49,583)     1,447,400       768,145
 SCA3..........................     (8,117)       206,015       131,848
 SCA4 (b)......................     (1,485)       231,043        96,820
 SCA5 (b)......................     (2,819)       546,110       217,115
 SCA6 (b)......................       (185)       116,067        43,869
 WP1...........................     (1,413)       165,962        67,177
 WP2...........................         (8)        74,820        29,939
 WP3...........................       (529)        33,891        22,526
 WP4...........................     (1,304)       170,800        79,878

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(b) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                  Ended        Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                 June 30,      December      June 30,      December      June 30,      December      June 30,
                                   2000        31, 1999        2000        31, 1999        2000        31, 1999        2000
                                   ------          ---         -------       -------      --------       ------        -------
 FUTURITY FOCUS CONTRACTS:
 AIM1 (a)......................    13,617        --             38,859        13,472         3,084          181         (2,713)
 AIM2 (a)......................    35,873        --             53,008        34,933         1,163        1,199         (6,572)
 AIM3 (a)......................    54,107        --             48,706        60,253         1,660        2,227         (1,814)
 AIM4 (a)......................    25,337        --             36,776        26,210        10,804         (398)        (6,251)
 AL1 (a).......................    38,842        --             49,001        44,079         8,145        2,632         (1,783)
 AL2 (a).......................    32,436        --             37,582        34,264         7,197         (404)        (2,112)
 AL3 (a).......................     9,175        --             20,748         9,602         4,701         (382)          (749)
 GS1 (a).......................     4,085        --             11,812         4,016           780           76            (84)
 GS2 (a).......................     1,112        --              9,097         1,112           140        --               (50)
 GS3 (a).......................    20,598        --              9,996        20,053         4,288          950         (1,710)
 GS4 (a).......................    29,257        --              3,328        29,333           209        --              (426)
 GS5 (a).......................     8,621        --             34,953         7,451         1,523        1,193           (964)
 JP1 (a).......................    18,690        --             13,074        24,288        (7,532)         676         (1,318)
 JP2 (a).......................    12,234        --             22,348        12,279        20,829           29        (19,327)
 JP3 (a).......................     2,709        --              4,979         2,178         1,007          541           (552)
 LA1 (b).......................    40,278        --             29,539        38,221        (2,801)       3,486         (3,315)
 CAS (a).......................    23,051        --             17,361        21,046         2,551        2,087         (2,395)
 EGS (a).......................    41,308        --             43,472        46,092         3,785        1,755         (2,559)
 HYS (a).......................    21,929        --             26,240        25,654         3,737        1,092         (1,387)
 UTS (a).......................    20,685        --             33,918        21,976         5,493          121         (1,845)
 GSS (a).......................    42,930        --             12,084        48,404        (3,949)      (5,086)          (449)
 TRS (b).......................     8,841        --             13,616         8,393         3,331          489           (120)
 MIT (b).......................    74,478        --             19,933        74,974         2,606        1,759         (2,795)
 NWD (b).......................     7,128        --             16,967         7,662         1,976         (525)          (516)
 MIS (b).......................    29,925        --             41,737        34,173        13,498        1,363         (1,327)
 OP1 (a).......................     7,388        --             22,089        10,772        10,596       (3,121)        (4,612)
 OP2 (a).......................     6,976        --             13,020        10,112        (4,186)      (2,840)          (220)
 OP3 (a).......................     3,882        --             --             3,882        (3,044)       --            --
 OP4 (a).......................     5,669        --              4,504         4,578         1,094        1,122           (187)
 SCA1 (a)......................    41,528        --            170,245       252,106      (105,029)       9,073        (22,002)
 SCA2 (a)......................    34,584        --             89,551        34,864       (10,923)         796        (19,484)
 SCA3 (a)......................     2,642        --              5,432         2,727         2,197          289         (3,014)
 SCA4 (c)......................     1,940        --              6,510           319           221        1,839         (1,743)
 SCA5 (c)......................     2,350        --             16,456           100         4,844        2,630         (1,000)
 SCA6 (c)......................     1,253        --                627           578         3,021          675         (1,210)
 WP1 (a).......................     1,472        --             --               989         2,261          483         --
 WP2 (a).......................       861        --              1,426           100        17,873          761        (17,066)
 WP3 (a).......................       100        --                192           100           627        --              (158)
 WP4 (a).......................       194        --              2,563           123         1,632           71            (27)


                                                   Units Outstanding
                                                     End of Period
                                 -----------   -------------------------
                                               -------------------------
                                               Six Months
                                 Year Ended      Ended       Year Ended
                                 December      June 30,      December
                                 31, 1999        2000        31, 1999
                                  --------       -------       ------
 FUTURITY FOCUS CONTRACTS:
 AIM1 (a)......................        (36)       52,847       13,617
 AIM2 (a)......................       (259)       83,472       35,873
 AIM3 (a)......................     (8,373)      102,659       54,107
 AIM4 (a)......................       (475)       66,666       25,337
 AL1 (a).......................     (7,869)       94,205       38,842
 AL2 (a).......................     (1,424)       75,103       32,436
 AL3 (a).......................        (45)       33,875        9,175
 GS1 (a).......................         (7)       16,593        4,085
 GS2 (a).......................     --            10,299        1,112
 GS3 (a).......................       (405)       33,172       20,598
 GS4 (a).......................        (76)       32,368       29,257
 GS5 (a).......................        (23)       44,133        8,621
 JP1 (a).......................     (6,274)       22,914       18,690
 JP2 (a).......................        (74)       36,084       12,234
 JP3 (a).......................        (10)        8,143        2,709
 LA1 (b).......................     (1,429)       63,701       40,278
 CAS (a).......................        (82)       40,568       23,051
 EGS (a).......................     (6,539)       86,006       41,308
 HYS (a).......................     (4,817)       50,519       21,929
 UTS (a).......................     (1,412)       58,251       20,685
 GSS (a).......................       (388)       50,616       42,930
 TRS (b).......................        (41)       25,668        8,841
 MIT (b).......................     (2,255)       94,222       74,478
 NWD (b).......................         (9)       25,555        7,128
 MIS (b).......................     (5,611)       83,833       29,925
 OP1 (a).......................       (263)       35,461        7,388
 OP2 (a).......................       (296)       15,590        6,976
 OP3 (a).......................     --               838        3,882
 OP4 (a).......................        (31)       11,080        5,669
 SCA1 (a)......................   (219,651)       84,742       41,528
 SCA2 (a)......................     (1,076)       93,728       34,584
 SCA3 (a)......................       (374)        7,257        2,642
 SCA4 (c)......................       (218)        6,928        1,940
 SCA5 (c)......................       (380)       22,650        2,350
 SCA6 (c)......................     --             3,691        1,253
 WP1 (a).......................     --             3,733        1,472
 WP2 (a).......................     --             3,094          861
 WP3 (a).......................     --               761          100
 WP4 (a).......................     --             4,362          194

(a) For the period May 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(c) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                   Ended       Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                 June 30,      December      June 30,      December      June 30,      December      June 30,
                                   2000        31, 1999        2000        31, 1999        2000        31, 1999        2000
                                   -------       -------       -------       -------      --------      --------       -------
 FUTURITY ACCOLADE CONTRACTS:
 AIM1 - Lvl1 (a)...............     27,793        --           255,860        28,060      (109,908)          (36)       (4,397)
 AIM1 - Lvl2 (b)...............     --            --           121,617        --           139,920        --            (7,349)
 AIM1 - Lvl3 (b)...............     --            --            50,539        --             1,893        --               (91)
 AIM1 - Lvl4 (b)...............     --            --             5,141        --             6,350        --                (8)
 AIM2 - Lvl1 (a)...............     71,866        --           332,676        71,949      (150,929)          184        (2,486)
 AIM2 - Lvl2 (b)...............     --            --           144,966        --           199,196        --            (2,448)
 AIM2 - Lvl3 (b)...............     --            --            60,112        --             2,107        --               (33)
 AIM2 - Lvl4 (b)...............     --            --            50,333        --             4,288        --            (5,040)
 AIM3 - Lvl1 (a)...............     41,234        --           342,286        41,491      (177,828)           64        (5,288)
 AIM3 - Lvl2 (b)...............     --            --            59,020        --           213,070        --            (1,732)
 AIM3 - Lvl3 (b)...............     --            --            58,788        --             8,534        --              (118)
 AIM3 - Lvl4 (b)...............     --            --            52,171        --             4,201        --            (5,247)
 AIM4 - Lvl1 (a)...............     40,021        --           477,200        40,241      (149,976)         (216)       (5,168)
 AIM4 - Lvl2 (b)...............     --            --           181,852        --           240,608        --            (9,609)
 AIM4 - Lvl3 (b)...............     --            --           128,500        --             2,988        --               (31)
 AIM4 - Lvl4 (b)...............     --            --            10,644        --             2,695        --                (8)
 AL1 - Lvl1 (a)................     77,992        --           459,015        78,117      (224,699)          248        (4,540)
 AL1 - Lvl2 (b)................     --            --           121,703        --           304,250        --            (7,810)
 AL1 - Lvl3 (b)................     --            --            49,343        --            10,783        --               (22)
 AL1 - Lvl4 (b)................     --            --            13,964        --             3,035        --               (10)
 AL2 - Lvl1 (a)................     25,358        --           216,299        25,632       (31,783)           82        (3,477)
 AL2 - Lvl2 (b)................     --            --            66,734        --            94,353        --            (4,389)
 AL2 - Lvl3 (b)................     --            --            74,152        --             7,098        --               (22)
 AL2 - Lvl4 (b)................     --            --             6,921        --             3,687        --               (10)
 AL3 - Lvl1 (a)................     12,969        --           179,962        12,969       (94,204)            7        (4,235)
 AL3 - Lvl2 (b)................     --            --            82,593        --           110,340        --              (951)
 AL3 - Lvl3 (b)................     --            --            23,311        --             8,000        --               (19)
 AL3 - Lvl4 (b)................     --            --             8,350        --             1,601        --                (6)
 GS1 - Lv1 (a).................     17,289        --           137,816        17,566       (64,308)          (22)           42
 GS1 - Lv2 (b).................     --            --            84,791        --            75,594        --              (919)
 GS1 - Lv3 (b).................     --            --            32,857        --            --            --               (30)
 GS1 - Lv4 (b).................     --            --             1,262        --             4,937        --            --
 GS2 - Lvl1 (a)................      1,775        --            24,401         1,535       (10,028)          244        (2,072)
 GS2 - Lvl2 (b)................     --            --            10,388        --            12,302        --               (55)
 GS3 - Lvl1 (a)................     23,427        --           129,619        23,176       (75,668)          253          (430)
 GS3 - Lvl2 (b)................     --            --            39,083        --            79,631        --              (482)
 GS3 - Lvl3 (b)................     --            --             9,402        --            --            --            --
 GS4 - Lvl1 (a)................      5,354        --            34,897         5,354         1,101        --            --
 GS4 - Lvl2 (b)................     --            --            10,944        --            15,372        --               (94)
 GS4 - Lvl3 (b)................     --            --             9,181        --            --            --                (5)
 GS5 - Lvl1 (a)................      6,582        --           125,042         6,485       (37,086)          236        (1,999)
 GS5 - Lvl2 (b)................     --            --            47,582        --            42,615        --              (263)
 GS5 - Lvl3 (b)................     --            --            31,670        --            --            --               (19)
 GS5 - Lvl4 (b)................     --            --            12,092        --            --            --            --


                                                   Units Outstanding
                                                     End of Period
                                 -----------   -------------------------
                                               -------------------------
                                               Six Months
                                 Year Ended      Ended       Year Ended
                                 December      June 30,      December
                                 31, 1999        2000        31, 1999
                                  --------       -------       -------
 FUTURITY ACCOLADE CONTRACTS:
 AIM1 - Lvl1 (a)...............       (231)      169,348        27,793
 AIM1 - Lvl2 (b)...............     --           254,188        --
 AIM1 - Lvl3 (b)...............     --            52,341        --
 AIM1 - Lvl4 (b)...............     --            11,483        --
 AIM2 - Lvl1 (a)...............       (267)      251,127        71,866
 AIM2 - Lvl2 (b)...............     --           341,714        --
 AIM2 - Lvl3 (b)...............     --            62,186        --
 AIM2 - Lvl4 (b)...............     --            49,581        --
 AIM3 - Lvl1 (a)...............       (321)      200,404        41,234
 AIM3 - Lvl2 (b)...............     --           270,358        --
 AIM3 - Lvl3 (b)...............     --            67,204        --
 AIM3 - Lvl4 (b)...............     --            51,125        --
 AIM4 - Lvl1 (a)...............         (4)      362,077        40,021
 AIM4 - Lvl2 (b)...............     --           412,851        --
 AIM4 - Lvl3 (b)...............     --           131,457        --
 AIM4 - Lvl4 (b)...............     --            13,331        --
 AL1 - Lvl1 (a)................       (373)      307,768        77,992
 AL1 - Lvl2 (b)................     --           418,143        --
 AL1 - Lvl3 (b)................     --            60,104        --
 AL1 - Lvl4 (b)................     --            16,989        --
 AL2 - Lvl1 (a)................       (356)      206,397        25,358
 AL2 - Lvl2 (b)................     --           156,698        --
 AL2 - Lvl3 (b)................     --            81,228        --
 AL2 - Lvl4 (b)................     --            10,598        --
 AL3 - Lvl1 (a)................         (7)       94,492        12,969
 AL3 - Lvl2 (b)................     --           191,982        --
 AL3 - Lvl3 (b)................     --            31,292        --
 AL3 - Lvl4 (b)................     --             9,945        --
 GS1 - Lv1 (a).................       (255)       90,839        17,289
 GS1 - Lv2 (b).................     --           159,466        --
 GS1 - Lv3 (b).................     --            32,827        --
 GS1 - Lv4 (b).................     --             6,199        --
 GS2 - Lvl1 (a)................         (4)       14,076         1,775
 GS2 - Lvl2 (b)................     --            22,635        --
 GS3 - Lvl1 (a)................         (2)       76,948        23,427
 GS3 - Lvl2 (b)................     --           118,232        --
 GS3 - Lvl3 (b)................     --             9,402        --
 GS4 - Lvl1 (a)................     --            41,352         5,354
 GS4 - Lvl2 (b)................     --            26,222        --
 GS4 - Lvl3 (b)................     --             9,176        --
 GS5 - Lvl1 (a)................       (139)       92,539         6,582
 GS5 - Lvl2 (b)................     --            89,934        --
 GS5 - Lvl3 (b)................     --            31,651        --
 GS5 - Lvl4 (b)................     --            12,092        --

(a) For the period of October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period of April 17, 2000 (commencement of operations) through June 30, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                  Ended        Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                 June 30,      December      June 30,      December      June 30,      December      June 30,
                                   2000        31, 1999        2000        31, 1999        2000        31, 1999        2000
                                   ------          ---         -------       ------       --------        -----        -------
 FUTURITY ACCOLADE CONTRACTS -- CONTINUED:
 JP1 - Lvl1 (a)................     6,455        --             97,889        6,364        (48,037)          91           (225)
 JP1 - Lvl2 (b)................     --           --              9,693        --            53,699        --              (210)
 JP1 - Lvl3 (b)................     --           --              1,006        --            --            --            --
 JP1 - Lvl4 (b)................     --           --             --            --             5,463        --            --
 JP2 - Lvl1 (a)................    10,730        --             90,911       10,762        (55,634)         (25)          (132)
 JP2 - Lvl2 (b)................     --           --             20,220        --            53,884        --              (215)
 JP2 - Lvl3 (b)................     --           --             24,187        --             2,264        --               (13)
 JP2 - Lvl4 (b)................     --           --             --            --             2,353        --                (9)
 JP3 - Lvl1 (a)................     5,598        --             76,141          228         44,986        5,370           (515)
 JP3 - Lvl2 (b)................     --           --             37,860        --            29,610        --              (164)
 JP3 - Lvl3 (b)................     --           --              5,486        --            --            --            --
 JP3 - Lvl4 (b)................     --           --                420        --            --            --            --
 LA1 - Lvl1 (a)................    55,559        --            219,327       55,648       (117,381)         333         (1,349)
 LA1 - Lvl2 (b)................     --           --             96,954        --           119,778        --              (920)
 LA1 - Lvl3 (b)................     --           --             14,961        --            11,713        --            --
 LA1 - Lvl4 (b)................     --           --              7,345        --            --            --            --
 CAS - Lvl1 (a)................     4,427        --            139,450        4,427        (40,524)       --              (797)
 CAS - Lvl2 (b)................     --           --             49,347        --            45,763        --            (7,405)
 CAS - Lvl3 (b)................     --           --              7,471        --            --            --            --
 CAS - Lvl4 (b)................     --           --             46,024        --             1,847        --            (4,812)
 EGS - Lvl1 (a)................    58,261        --            433,603       54,055       (141,379)       4,868         (5,236)
 EGS - Lvl2 (b)................     --           --            157,646        --           250,887        --            (8,410)
 EGS - Lvl3 (b)................     --           --             78,062        --             1,218        --               (64)
 EGS - Lvl4 (b)................     --           --             11,526        --             1,471        --                (5)
 HYS - Lvl1 (a)................    44,229        --            170,327       44,529        (66,394)         279         (1,801)
 HYS - Lvl2 (b)................     --           --             40,977        --            34,779        --              (452)
 HYS - Lvl3 (b)................     --           --             16,703        --             8,835        --            --
 HYS - Lvl4 (b)................     --           --              3,503        --            --            --            --
 UTS - Lvl1 (a)................    49,859        --            203,050       49,738        (76,441)         573         (3,374)
 UTS - Lvl2 (b)................     --           --             85,056        --           121,175        --            (7,070)
 UTS - Lvl3 (b)................     --           --             59,037        --               233        --              (104)
 UTS - Lvl4 (b)................     --           --             48,793        --            --            --            (5,238)
 GSS - Lvl1 (a)................    11,012        --             82,645       10,569        (13,585)         448         (1,766)
 GSS - Lvl2 (b)................     --           --             45,834        --            21,021        --              (103)
 GSS - Lvl3 (b)................     --           --             18,537        --            --            --            --
 TRS - Lvl1 (a)................    42,271        --            175,196       42,576        (40,176)         259         (3,466)
 TRS - Lvl2 (b)................     --           --             22,896        --            39,482        --              (102)
 TRS - Lvl3 (b)................     --           --              6,191        --             1,904        --            --
 TRS - Lvl4 (b)................     --           --              2,686        --            --            --            --
 MIT - Lvl1 (a)................    48,386        --            253,050       48,217       (164,698)         174         (2,282)
 MIT - Lvl2 (b)................     --           --             42,673        --           167,257        --            (1,705)
 MIT - Lvl3 (b)................     --           --              9,813        --            10,437        --                (4)
 MIT - Lvl4 (b)................     --           --             13,446        --             3,590        --               (14)


                                                   Units Outstanding
                                                     End of Period
                                 -----------   -------------------------
                                               -------------------------
                                               Six Months
                                 Year Ended      Ended       Year Ended
                                 December      June 30,      December
                                 31, 1999        2000        31, 1999
                                   -------       -------       -------
 FUTURITY ACCOLADE CONTRACTS --
 JP1 - Lvl1 (a)................     --            56,082         6,455
 JP1 - Lvl2 (b)................     --            63,182        --
 JP1 - Lvl3 (b)................     --             1,006        --
 JP1 - Lvl4 (b)................     --             5,463        --
 JP2 - Lvl1 (a)................         (7)       45,875        10,730
 JP2 - Lvl2 (b)................     --            73,889        --
 JP2 - Lvl3 (b)................     --            26,438        --
 JP2 - Lvl4 (b)................     --             2,344        --
 JP3 - Lvl1 (a)................     --           126,210         5,598
 JP3 - Lvl2 (b)................     --            67,306        --
 JP3 - Lvl3 (b)................     --             5,486        --
 JP3 - Lvl4 (b)................     --               420        --
 LA1 - Lvl1 (a)................       (422)      156,156        55,559
 LA1 - Lvl2 (b)................     --           215,812        --
 LA1 - Lvl3 (b)................     --            26,674        --
 LA1 - Lvl4 (b)................     --             7,345        --
 CAS - Lvl1 (a)................     --           102,556         4,427
 CAS - Lvl2 (b)................     --            87,705        --
 CAS - Lvl3 (b)................     --             7,471        --
 CAS - Lvl4 (b)................     --            43,059        --
 EGS - Lvl1 (a)................       (662)      345,249        58,261
 EGS - Lvl2 (b)................     --           400,123        --
 EGS - Lvl3 (b)................     --            79,216        --
 EGS - Lvl4 (b)................     --            12,992        --
 HYS - Lvl1 (a)................       (579)      146,361        44,229
 HYS - Lvl2 (b)................     --            75,304        --
 HYS - Lvl3 (b)................     --            25,538        --
 HYS - Lvl4 (b)................     --             3,503        --
 UTS - Lvl1 (a)................       (452)      173,094        49,859
 UTS - Lvl2 (b)................     --           199,161        --
 UTS - Lvl3 (b)................     --            59,166        --
 UTS - Lvl4 (b)................     --            43,555        --
 GSS - Lvl1 (a)................         (5)       78,306        11,012
 GSS - Lvl2 (b)................     --            66,752        --
 GSS - Lvl3 (b)................     --            18,537        --
 TRS - Lvl1 (a)................       (564)      173,825        42,271
 TRS - Lvl2 (b)................     --            62,276        --
 TRS - Lvl3 (b)................     --             8,095        --
 TRS - Lvl4 (b)................     --             2,686        --
 MIT - Lvl1 (a)................         (5)      134,456        48,386
 MIT - Lvl2 (b)................     --           208,225        --
 MIT - Lvl3 (b)................     --            20,246        --
 MIT - Lvl4 (b)................     --            17,022        --

(a) For the period of October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period of April 17, 2000 (commencement of operations) through June 30, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                             Units Transferred          Units
                                                                                           Between Sub-Accounts      Withdrawn,
                                                                                                    and              Surrendered,
                                     Units Outstanding                                      Fixed Accumulation       and
                                    Beginning of Period           Units Purchased                 Account            Annuitized
                                 -------------------------   -------------------------   -------------------------   -----------
                                 Six Months                  Six Months                  Six Months                  Six Months
                                   Ended       Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                 June 30,      December       June 30,     December       June 30,     December      June 30,
                                   2000        31, 1999         2000       31, 1999         2000       31, 1999        2000
                                   -------         ---        ---------      -------     ----------      -------       -------
 FUTURITY ACCOLADE CONTRACTS -- CONTINUED:
 NWD - Lvl1 (a)................     18,482       --             144,996       18,756        (17,942)         (74)       (1,728)
 NWD - Lvl2 (b)................     --           --              63,075       --             95,541       --              (532)
 NWD - Lvl3 (b)................     --           --              31,941       --                100       --               (13)
 NWD - Lvl4 (b)................     --           --               4,753       --              1,369       --                (5)
 MIS - Lvl1 (a)................     55,773       --             301,399       55,995       (125,477)          35        (1,210)
 MIS - Lvl2 (b)................     --           --             162,099       --            221,959       --            (1,144)
 MIS - Lvl3 (b)................     --           --              48,465       --              2,896       --               (91)
 MIS - Lvl4 (b)................     --           --               3,613       --              5,033       --               (15)
 OP1 - Lvl1 (a)................        102       --              44,373          102          3,520       --            (1,832)
 OP1 - Lvl2 (b)................     --           --              21,139       --             25,423       --            --
 OP1 - Lvl3 (b)................     --           --              33,991       --                 25       --                (9)
 OP1 - Lvl4 (b)................     --           --               5,648       --              1,580       --            --
 OP2 - Lvl1 (a)................     19,070       --              72,640       19,553        (37,916)         (99)         (774)
 OP2 - Lvl2 (b)................     --           --              20,832       --             21,823       --              (129)
 OP2 - Lvl3 (b)................     --           --              15,275       --              2,077       --            --
 OP2 - Lvl4 (b)................     --           --               2,255       --              2,649       --               (11)
 OP3 - Lvl1 (a)................        102       --               4,998          102         (1,620)      --               (11)
 OP3 - Lvl2 (b)................     --           --              17,387       --                751       --               (22)
 OP3 - Lvl3 (b)................     --           --                 123       --             --           --            --
 OP3 - Lvl4 (b)................     --           --               5,736       --              2,715       --               (11)
 OP4 - Lvl1 (a)................     25,785       --               4,394       25,960         (2,728)         158          (696)
 OP4 - Lvl2 (b)................     --           --              --           --              5,045       --            --
 OP4 - Lvl3 (b)................     --           --               2,510       --             --           --            --
 SCA1 - Lvl1 (a)...............    366,623       --           1,052,059      380,262     (1,159,565)     (13,639)      (13,283)
 SCA1 - Lvl2 (b)...............     --           --             173,619       --             16,119       --              (922)
 SCA1 - Lvl3 (b)...............     --           --              71,821       --             (2,097)      --            --
 SCA1 - Lvl4 (b)...............     --           --               6,862       --             --           --            --
 SCA2 - Lvl1 (a)...............     11,553       --             193,085       11,119        (68,510)         434        (2,329)
 SCA2 - Lvl2 (b)...............     --           --              55,187       --             97,890       --            (2,862)
 SCA2 - Lvl3 (b)...............     --           --              46,097       --                 50       --                (9)
 SCA3 - Lvl1 (a)...............      2,281       --              31,643        2,115        (10,033)         166           (11)
 SCA3 - Lvl2 (b)...............     --           --               5,566       --             13,993       --            (1,335)
 SCA3 - Lvl3 (b)...............     --           --                 181       --                 22       --            --
 SCA3 - Lvl4 (b)...............     --           --                 425       --             --           --            --
 SCA4 - Lvl1 (a)...............      9,027       --              51,358        9,040        (23,951)         (13)         (128)
 SCA4 - Lvl2 (b)...............     --           --              33,906       --             28,444       --              (903)
 SCA4 - Lvl3 (b)...............     --           --               8,449       --                 68       --                (4)
 SCA4 - Lvl4 (b)...............     --           --               5,073       --              4,576       --            --
 SCA5 - Lvl1 (a)...............     17,878       --              97,943       17,605        (20,054)         277        (4,524)
 SCA5 - Lvl2 (b)...............     --           --              67,287       --             65,203       --              (299)
 SCA5 - Lvl3 (b)...............     --           --              20,409       --              1,660       --               (20)
 SCA5 - Lvl4 (b)...............     --           --               2,581       --              2,149       --                (7)
 SCA6 - Lvl1 (a)...............        394       --               6,934          410         (5,825)         (16)         (148)
 SCA6 - Lvl2 (b)...............     --           --              10,165       --              7,300       --            --
 SCA6 - Lvl3 (b)...............     --           --               6,438       --             --           --            --


                                                   Units Outstanding
                                                     End of Period
                                 -----------   --------------------------
                                               --------------------------
                                               Six Months
                                 Year Ended      Ended        Year Ended
                                 December      June 30,       December
                                 31, 1999        2000         31, 1999
                                   -------       -------        -------
 FUTURITY ACCOLADE CONTRACTS --
 NWD - Lvl1 (a)................       (200)      143,808         18,482
 NWD - Lvl2 (b)................     --           158,084         --
 NWD - Lvl3 (b)................     --            32,028         --
 NWD - Lvl4 (b)................     --             6,117         --
 MIS - Lvl1 (a)................       (257)      230,485         55,773
 MIS - Lvl2 (b)................     --           382,914         --
 MIS - Lvl3 (b)................     --            51,270         --
 MIS - Lvl4 (b)................     --             8,631         --
 OP1 - Lvl1 (a)................     --            46,163            102
 OP1 - Lvl2 (b)................     (1,548)       45,014         --
 OP1 - Lvl3 (b)................     --            34,007         --
 OP1 - Lvl4 (b)................     --             7,228         --
 OP2 - Lvl1 (a)................       (384)       53,020         19,070
 OP2 - Lvl2 (b)................     --            42,526         --
 OP2 - Lvl3 (b)................     --            17,352         --
 OP2 - Lvl4 (b)................     --             4,893         --
 OP3 - Lvl1 (a)................     --             3,469            102
 OP3 - Lvl2 (b)................     --            18,116         --
 OP3 - Lvl3 (b)................     --               123         --
 OP3 - Lvl4 (b)................     --             8,440         --
 OP4 - Lvl1 (a)................       (333)       26,755         25,785
 OP4 - Lvl2 (b)................     --             5,045         --
 OP4 - Lvl3 (b)................     --             2,510         --
 SCA1 - Lvl1 (a)...............     --           245,834        366,623
 SCA1 - Lvl2 (b)...............     --           188,816         --
 SCA1 - Lvl3 (b)...............     --            69,724         --
 SCA1 - Lvl4 (b)...............     --             6,862         --
 SCA2 - Lvl1 (a)...............     --           133,799         11,553
 SCA2 - Lvl2 (b)...............     --           150,215         --
 SCA2 - Lvl3 (b)...............     --            46,138         --
 SCA3 - Lvl1 (a)...............     --            23,880          2,281
 SCA3 - Lvl2 (b)...............     --            18,224         --
 SCA3 - Lvl3 (b)...............     --               203         --
 SCA3 - Lvl4 (b)...............     --               425         --
 SCA4 - Lvl1 (a)...............     --            36,306          9,027
 SCA4 - Lvl2 (b)...............     --            61,447         --
 SCA4 - Lvl3 (b)...............     --             8,513         --
 SCA4 - Lvl4 (b)...............     --             9,649         --
 SCA5 - Lvl1 (a)...............         (4)       91,243         17,878
 SCA5 - Lvl2 (b)...............     --           132,191         --
 SCA5 - Lvl3 (b)...............     --            22,049         --
 SCA5 - Lvl4 (b)...............     --             4,723         --
 SCA6 - Lvl1 (a)...............     --             1,355            394
 SCA6 - Lvl2 (b)...............     --            17,465         --
 SCA6 - Lvl3 (b)...............     --             6,438         --

(a) For the period of October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period of April 17, 2000 (commencement of operations) through June 30, 2000.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity, Futurity II, Futurity Focus and Futurity
Accolade
  and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE(SM) Large Cap Growth Sub-Account, Goldman Sachs VIT CORE(SM) Small Cap Equity Sub-Account, Goldman Sachs VIT CORE(SM) U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Small Cap Sub-Account, OCC Managed Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid Cap Sub-Account, Sun Capital Investors Foundation Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

                               Semi-Annual Report

                                 June 30, 2000

                                     [LOGO]

A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

            DIRECTORS AND OFFICERS OF SUN LIFE                      SUN LIFE ASSURANCE
            ASSURANCE COMPANY OF CANADA (U.S.)                      COMPANY OF CANADA (U.S.)
            ---------------------------------------------           ---------------------------------------
            DONALD A. STEWART, Chairman and Director                ANNUITY SERVICE MAILING ADDRESS
            C. JAMES PRIEUR, Vice Chairman and Director             Sun Life of Canada (U.S.)
            JAMES A. McNULTY, III, President and Director           P.O. Box 9133
            S. CAESAR RABOY, Director                               Boston, MA 02103-9986
            RICHARD B. BAILEY, Director                             GENERAL DISTRIBUTOR
            DAVID D. HORN, Director                                 Clarendon Insurance Agency, Inc.
            ANGUS A. MacNAUGHTON, Director                          One Sun Life Executive Park
            WILLIAM W. STINSON, Director                            Wellesley Hills, MA 02481
            GREGORY W. GEE, Director                                AUDITORS
            PETER F. DEMUTH, Vice President and                     Deloitte & Touche LLP
                Chief Counsel and Assistant Secretary               200 Berkeley Street
            DAVEY S. SCOON, Vice President,                         Boston, MA 02116
            Finance and Treasurer                                   This report is prepared for the general information
            RONALD J. FERNANDES, Vice President,                    of contract owners and participants. It is
                Retirement Products and Services                    authorized for distribution to prospective
            JAMES M.A. ANDERSON, Vice President,                    purchasers only when preceded or accompanied by an
                Investments                                         effective prospectus.
            ROBERT P. VROLYK, Vice President and
                Actuary
            ELLEN B. KING, Counsel
                and Secretary

     ACCOUNT INFORMATION : For account information, please call toll-free:
     1-888-717-4387 anytime from a touch-tone telephone. To speak to a customer service representative, please call toll-free: 1-888-786-2435 on any business day from 8 a.m. to 6 p.m. Eastern Standard time.
                                                                FUTUS-3 8/00 11M